MARKED
SEC. FILE NOS.2-50700
              811-2444

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 47
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 28

THE BOND FUND OF AMERICA, INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, Secretary
The Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
Robert E. Carlson, Esq.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. Flower Street
Los Angeles, CA 90071-2371
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on March 15, 2001, pursuant to paragraph (b) of rule 485.

                          The Bond Fund of America/SM/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
   1      Risk/Return Summary
-----------------------------------------------------
   4      Fees and Expenses of the Fund
-----------------------------------------------------
   5      Investment Objective, Strategies and Risks
-----------------------------------------------------
   8      Management and Organization
-----------------------------------------------------
  10      Shareholder Information
-----------------------------------------------------
  11      Choosing a Share Class
-----------------------------------------------------
  13      Purchase and Exchange of Shares
-----------------------------------------------------
  14      Sales Charges
-----------------------------------------------------
  16      Sales Charge Reductions and Waivers
-----------------------------------------------------
  17      Plans of Distribution
-----------------------------------------------------
  18      How to Sell Shares
-----------------------------------------------------
  19      Distributions and Taxes
-----------------------------------------------------
  20      Financial Highlights
-----------------------------------------------------
  21     Appendix
-----------------------------------------------------

                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. It is the fund's current practice not to invest more than 25% of its assets in bonds rated Ba and BB or below or in bonds that are unrated but determined to be of equivalent quality.

 The fund is designed for investors seeking income and more price stability than that offered by stocks, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

 The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality and longer maturity bonds may be subject to greater price fluctuations than higher quality and shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

THE BOND FUND OF AMERICA / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
  [bar chart]
 1991   21.04%
 1992   11.34%
 1993   14.14%
 1994   -5.02%
 1995   18.25%
 1996    6.71%
 1997    9.24%
 1998    5.17%
 1999    2.29%
 2000    6.19%
 [end bar chart]


    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST                            6.06%  (quarter ended June 30, 1995)
        LOWEST                             -3.78%  (quarter ended March 31, 1994)

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME
 Class A - began 5/28/74
 (with the maximum sales          2.17%       5.09%       8.28%        9.58%
 charge imposed)
 ------------------------------------------------------------------------------
 Lehman Brothers Aggregate       11.63%       6.46%       7.96%         N/A
 Bond Index/1/
 ------------------------------------------------------------------------------
 Lipper Average of Corporate
 Debt                             9.79%       5.21%       7.60%        9.11%
 A-Rated Bond Funds/2/
 ------------------------------------------------------------------------------
 Consumer Price Index/3/          3.39%       2.54%       2.66%        4.91%
 ------------------------------------------------------------------------------
 Class A 30-day yield:  7.76%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund began operations; therefore, lifetime results are not available.
 2 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges.
 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

THE BOND FUND OF AMERICA / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a        3.75%/1/ none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested             none     none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                         none/2/   5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                            none     none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/2/   CLASS F/2/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.33%     0.33%       0.33%        0.33%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/3/                0.25%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.14%     0.09%       0.20%        0.19%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.72%     1.42%       1.53%        0.77%
 -------------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Based on estimated amounts for the current fiscal year.
 3 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $446               $597               $761              $1,236
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $645               $849               $976              $1,511
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $145               $449               $776              $1,511
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $256               $483               $834              $1,824
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $156               $483               $834              $1,824
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 79               $246               $428              $  954
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests the majority of its assets in bonds and debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may also invest significantly in lower rated bonds.

 The values of most debt securities held by the fund may be affected by changing interest rates and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

THE BOND FUND OF AMERICA / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                          ONE YEAR     FIVE YEARS     TEN YEARS      LIFETIME
 Class A - began
 5/28/74
 (with no sales charge      6.19%         5.90%         8.69%          9.74%
 imposed)
 -------------------------------------------------------------------------------
 Lehman Brothers
 Aggregate Bond            11.63%         6.46%         7.96%           N/A
 Index/1/
 -------------------------------------------------------------------------------
 Lipper Average of
 Corporate Debt             9.79%         5.21%         7.60%          9.11%
 A-Rated Bond Funds/2/
 -------------------------------------------------------------------------------
 Consumer Price             3.39%         2.54%         2.66%          4.91%
 Index/3/
 -------------------------------------------------------------------------------
 Class A distribution rate/4/:  7.33%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)
 -------------------------------------------------------------------------------


 1 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund began operations; therefore, lifetime results are not available.
 2 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges.
 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 HOLDINGS BY INDUSTRY AS OF DECEMBER 31, 2000

 [pie chart]
 Corporate Bonds 45.4%
 Mortgage-/Asset-Backed Securities 27.4%
 U.S. Treasury Securities 11.2%
 Non-U.S. Government Bonds and Governmental Authorities 8.2%
 Federal Agency Notes & Bonds* 0.9%
 Stocks 0.1%
 Cash & Equivalents 6.8%

 *Not including federal agnecy mortgage-backed securities.
 [end pie chart]

 HOLDINGS BY QUALITY RATING AS OF DECEMBER 31, 2000                                                PERCENT OF
                                                                                                   NET ASSETS
 Based on the securities' highest rating. See the Appendix for a description of quality ratings.
 --------------------------------------------------------------------------------------------------------------
 U.S. Treasury and Agency                                                                             22.4%
 --------------------------------------------------------------------------------------------------------------
 Money Market                                                                                          6.8
 --------------------------------------------------------------------------------------------------------------
 Aaa/AAA                                                                                              13.4
 --------------------------------------------------------------------------------------------------------------
 Aa/AA                                                                                                 5.8
 --------------------------------------------------------------------------------------------------------------
 A/A                                                                                                  17.1
 --------------------------------------------------------------------------------------------------------------
 Baa/BBB                                                                                              13.9
 --------------------------------------------------------------------------------------------------------------
 Ba/BB                                                                                                 4.4
 --------------------------------------------------------------------------------------------------------------
 B/B                                                                                                  14.3
 --------------------------------------------------------------------------------------------------------------
 Caa/CCC                                                                                               1.7
 --------------------------------------------------------------------------------------------------------------
 Ca/CC                                                                                                 0.1
 --------------------------------------------------------------------------------------------------------------
 Other                                                                                                 0.1



 Because the fund is actively managed, its holdings will change from time to time.

THE BOND FUND OF AMERICA / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Bond Fund of America are:


 PORTFOLIO COUNSELOR/ FUND         COUNSELOR          PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)                SINCE           (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ------------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   1974            Senior Vice President and Director, Capital Research
 President and Director                               and Management Company
                                                      Investment professional since 1952 and with Capital
                                                      Research and Management Company or affiliate since 1967

 ------------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                     1995            Senior Vice President and Director, Capital Research
 Vice President                                       and Management Company
                                                      Investment professional since 1981 and with Capital
                                                      Research and Management Company or affiliate since 1988

 ------------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         1989            Senior Vice President, Capital Research and Management
 Vice President                                       Company
                                                      Investment professional since 1982 and with Capital
                                                      Research and Management Company or affiliate since 1983

 ------------------------------------------------------------------------------------------------------------
 MARK H. DALZELL                      1994            Vice President, Investment Management Group - Capital
                                                      Research and Management Company
                                                      Investment professional since 1978 and with Capital
                                                      Research and Management Company or affiliate since 1988

 ------------------------------------------------------------------------------------------------------------
 MARK R. MACDONALD                    1998            Vice President, Investment Management Group - Capital
                                                      Research and Management Company
                                                      Investment professional since 1985 and with Capital
                                                      Research and Management Company or affiliate since 1994

 ------------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                1998 (1990 as a       Senior Vice President, Capital Research Company
                                    research          Investment professional since 1988 and with Capital
                              professional for the    Research and Management Company or affiliate since 1990
                                     fund)
 ------------------------------------------------------------------------------------------------------------

THE BOND FUND OF AMERICA / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

THE BOND FUND OF AMERICA / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 3.75% (reduced or eliminated for purchases
                              of $100,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.25% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

THE BOND FUND OF AMERICA / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1%

                                           THE BOND FUND OF AMERICA / PROSPECTUS
 on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

THE BOND FUND OF AMERICA / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

THE BOND FUND OF AMERICA / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

THE BOND FUND OF AMERICA / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2001 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                        Net gains/(losses) on
              Net asset                      securities                     Dividends
                value,         Net         (both realized      Total from   (from net    Distributions
Years ended  beginning of  investment            and           investment   investment   (from capital      Total
December 31      year        income          unrealized)       operations    income)        gains)      distributions
-----------------------------------------------------------------------------------------------------------------------
 CLASS A:
   2000         $12.98     $  .94/2/           $(.17)/2/          $.77     $  (.96 )        --          $  (.96     )
   1999          13.61            .93           (.63)              .30            (.93)     --                 (.93 )
   1998          14.00            .94           (.24)              .70            (.95)     $(.14)            (1.09 )
   1997          13.75            .98            .25              1.23            (.98)     --                 (.98 )
   1996          13.88           1.02           (.13)              .89           (1.02)     --                (1.02 )
 CLASS B:
   2000          12.92            .62/2/        (.08)/2/           .54            (.67)     --                 (.67 )

                                                          Ratio of    Ratio of net
               Net asset                   Net assets,   expenses to   income to
Years ended  value, end of                 end of year   average net  average net      Portfolio
December 31      year       Total return  (in millions)    assets        assets      turnover rate
---------------------------------------------------------------------------------------------------
 CLASS A:
   2000         $12.79         6.19%         $9,366          .72%        7.35%          62.07%/4/
   1999          12.98         2.29           9,477          .69         6.96           46.71
   1998          13.61         5.17           9,541          .66         6.94           66.25
   1997          14.00         9.24           8,176          .68         6.95           51.96
   1996          13.75         6.71           7,002          .71         7.47           43.43
 CLASS B:
   2000          12.79         4.33              88         1.42/3/      6.65/3/        62.07/4/


1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 December 31.  The period ended 2000 represents, for Class B shares, the 291-day
 period ended   December 31, 2000.  Class B shares were not offered before March
 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended December 31, 2000.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca - Speculative in a high degree; often in default or having other marked shortcomings."

 "C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic category.

THE BOND FUND OF AMERICA / PROSPECTUS

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1 - Reserved for income bonds on which interest is being paid."

 "D - In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-2444
                                                       Printed on recycled paper
                                                                BFA-010-0301/RRD

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
Julie F. Williams
Secretary

                          The Bond Fund of America/SM/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
   1      Risk/Return Summary
-----------------------------------------------------
   4      Fees and Expenses of the Fund
-----------------------------------------------------
   5      Investment Objective, Strategies and Risks
-----------------------------------------------------
   8      Management and Organization
-----------------------------------------------------
  10      Shareholder Information
-----------------------------------------------------
  11      Choosing a Share Class
-----------------------------------------------------
  13      Purchase and Exchange of Shares
-----------------------------------------------------
  14      Sales Charges
-----------------------------------------------------
  16      Sales Charge Reductions and Waivers
-----------------------------------------------------
  17      Plans of Distribution
-----------------------------------------------------
  18      How to Sell Shares
-----------------------------------------------------
  19      Distributions and Taxes
-----------------------------------------------------
  20      Financial Highlights
-----------------------------------------------------
  21     Appendix
-----------------------------------------------------

                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. It is the fund's current practice not to invest more than 25% of its assets in bonds rated Ba and BB or below or in bonds that are unrated but determined to be of equivalent quality.

 The fund is designed for investors seeking income and more price stability than that offered by stocks, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

 The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality and longer maturity bonds may be subject to greater price fluctuations than higher quality and shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

THE BOND FUND OF AMERICA / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
  [bar chart]
 1991   21.04%
 1992   11.34%
 1993   14.14%
 1994   -5.02%
 1995   18.25%
 1996    6.71%
 1997    9.24%
 1998    5.17%
 1999    2.29%
 2000    6.19%
 [end bar chart]


    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST                            6.06%  (quarter ended June 30, 1995)
        LOWEST                             -3.78%  (quarter ended March 31, 1994)

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME
 Class A - began 5/28/74
 (with the maximum sales          2.17%       5.09%       8.28%        9.58%
 charge imposed)
 ------------------------------------------------------------------------------
 Lehman Brothers Aggregate       11.63%       6.46%       7.96%         N/A
 Bond Index/1/
 ------------------------------------------------------------------------------
 Lipper Average of Corporate
 Debt                             9.79%       5.21%       7.60%        9.11%
 A-Rated Bond Funds/2/
 ------------------------------------------------------------------------------
 Consumer Price Index/3/          3.39%       2.54%       2.66%        4.91%
 ------------------------------------------------------------------------------
 Class A 30-day yield:  7.76%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund began operations; therefore, lifetime results are not available.
 2 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges.
 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

THE BOND FUND OF AMERICA / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a        3.75%/1/ none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested             none     none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                         none/2/   5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                            none     none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/2/   CLASS F/2/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.33%     0.33%       0.33%        0.33%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/3/                0.25%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.14%     0.09%       0.20%        0.19%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.72%     1.42%       1.53%        0.77%
 -------------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Based on estimated amounts for the current fiscal year.
 3 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $446               $597               $761              $1,236
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $645               $849               $976              $1,511
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $145               $449               $776              $1,511
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $256               $483               $834              $1,824
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $156               $483               $834              $1,824
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 79               $246               $428              $  954
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests the majority of its assets in bonds and debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may also invest significantly in lower rated bonds.

 The values of most debt securities held by the fund may be affected by changing interest rates and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

THE BOND FUND OF AMERICA / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                          ONE YEAR     FIVE YEARS     TEN YEARS      LIFETIME
 Class A - began
 5/28/74
 (with no sales charge      6.19%         5.90%         8.69%          9.74%
 imposed)
 -------------------------------------------------------------------------------
 Lehman Brothers
 Aggregate Bond            11.63%         6.46%         7.96%           N/A
 Index/1/
 -------------------------------------------------------------------------------
 Lipper Average of
 Corporate Debt             9.79%         5.21%         7.60%          9.11%
 A-Rated Bond Funds/2/
 -------------------------------------------------------------------------------
 Consumer Price             3.39%         2.54%         2.66%          4.91%
 Index/3/
 -------------------------------------------------------------------------------
 Class A distribution rate/4/:  7.33%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)
 -------------------------------------------------------------------------------


 1 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund began operations; therefore, lifetime results are not available.
 2 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges.
 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 HOLDINGS BY INDUSTRY AS OF DECEMBER 31, 2000

 [pie chart]
 Corporate Bonds 45.4%
 Mortgage-/Asset-Backed Securities 27.4%
 U.S. Treasury Securities 11.2%
 Non-U.S. Government Bonds and Governmental Authorities 8.2%
 Federal Agency Notes & Bonds* 0.9%
 Stocks 0.1%
 Cash & Equivalents 6.8%

 *Not including federal agnecy mortgage-backed securities.
 [end pie chart]

 HOLDINGS BY QUALITY RATING AS OF DECEMBER 31, 2000                                                PERCENT OF
                                                                                                   NET ASSETS
 Based on the securities' highest rating. See the Appendix for a description of quality ratings.
 --------------------------------------------------------------------------------------------------------------
 U.S. Treasury and Agency                                                                             22.4%
 --------------------------------------------------------------------------------------------------------------
 Money Market                                                                                          6.8
 --------------------------------------------------------------------------------------------------------------
 Aaa/AAA                                                                                              13.4
 --------------------------------------------------------------------------------------------------------------
 Aa/AA                                                                                                 5.8
 --------------------------------------------------------------------------------------------------------------
 A/A                                                                                                  17.1
 --------------------------------------------------------------------------------------------------------------
 Baa/BBB                                                                                              13.9
 --------------------------------------------------------------------------------------------------------------
 Ba/BB                                                                                                 4.4
 --------------------------------------------------------------------------------------------------------------
 B/B                                                                                                  14.3
 --------------------------------------------------------------------------------------------------------------
 Caa/CCC                                                                                               1.7
 --------------------------------------------------------------------------------------------------------------
 Ca/CC                                                                                                 0.1
 --------------------------------------------------------------------------------------------------------------
 Other                                                                                                 0.1



 Because the fund is actively managed, its holdings will change from time to time.

THE BOND FUND OF AMERICA / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Bond Fund of America are:


 PORTFOLIO COUNSELOR/ FUND         COUNSELOR          PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)                SINCE           (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ------------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   1974            Senior Vice President and Director, Capital Research
 President and Director                               and Management Company
                                                      Investment professional since 1952 and with Capital
                                                      Research and Management Company or affiliate since 1967

 ------------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                     1995            Senior Vice President and Director, Capital Research
 Vice President                                       and Management Company
                                                      Investment professional since 1981 and with Capital
                                                      Research and Management Company or affiliate since 1988

 ------------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         1989            Senior Vice President, Capital Research and Management
 Vice President                                       Company
                                                      Investment professional since 1982 and with Capital
                                                      Research and Management Company or affiliate since 1983

 ------------------------------------------------------------------------------------------------------------
 MARK H. DALZELL                      1994            Vice President, Investment Management Group - Capital
                                                      Research and Management Company
                                                      Investment professional since 1978 and with Capital
                                                      Research and Management Company or affiliate since 1988

 ------------------------------------------------------------------------------------------------------------
 MARK R. MACDONALD                    1998            Vice President, Investment Management Group - Capital
                                                      Research and Management Company
                                                      Investment professional since 1985 and with Capital
                                                      Research and Management Company or affiliate since 1994

 ------------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                1998 (1990 as a       Senior Vice President, Capital Research Company
                                    research          Investment professional since 1988 and with Capital
                              professional for the    Research and Management Company or affiliate since 1990
                                     fund)
 ------------------------------------------------------------------------------------------------------------

THE BOND FUND OF AMERICA / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

THE BOND FUND OF AMERICA / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 3.75% (reduced or eliminated for purchases
                              of $100,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.25% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

THE BOND FUND OF AMERICA / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1%

                                           THE BOND FUND OF AMERICA / PROSPECTUS
 on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

THE BOND FUND OF AMERICA / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

THE BOND FUND OF AMERICA / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

THE BOND FUND OF AMERICA / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2001 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                        Net gains/(losses) on
              Net asset                      securities                     Dividends
                value,         Net         (both realized      Total from   (from net    Distributions
Years ended  beginning of  investment            and           investment   investment   (from capital      Total
December 31      year        income          unrealized)       operations    income)        gains)      distributions
-----------------------------------------------------------------------------------------------------------------------
 CLASS A:
   2000         $12.98     $  .94/2/           $(.17)/2/          $.77     $  (.96 )        --          $  (.96     )
   1999          13.61            .93           (.63)              .30            (.93)     --                 (.93 )
   1998          14.00            .94           (.24)              .70            (.95)     $(.14)            (1.09 )
   1997          13.75            .98            .25              1.23            (.98)     --                 (.98 )
   1996          13.88           1.02           (.13)              .89           (1.02)     --                (1.02 )
 CLASS B:
   2000          12.92            .62/2/        (.08)/2/           .54            (.67)     --                 (.67 )

                                                          Ratio of    Ratio of net
               Net asset                   Net assets,   expenses to   income to
Years ended  value, end of                 end of year   average net  average net      Portfolio
December 31      year       Total return  (in millions)    assets        assets      turnover rate
---------------------------------------------------------------------------------------------------
 CLASS A:
   2000         $12.79         6.19%         $9,366          .72%        7.35%          62.07%/4/
   1999          12.98         2.29           9,477          .69         6.96           46.71
   1998          13.61         5.17           9,541          .66         6.94           66.25
   1997          14.00         9.24           8,176          .68         6.95           51.96
   1996          13.75         6.71           7,002          .71         7.47           43.43
 CLASS B:
   2000          12.79         4.33              88         1.42/3/      6.65/3/        62.07/4/


1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 December 31.  The period ended 2000 represents, for Class B shares, the 291-day
 period ended   December 31, 2000.  Class B shares were not offered before March
 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended December 31, 2000.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca - Speculative in a high degree; often in default or having other marked shortcomings."

 "C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic category.

THE BOND FUND OF AMERICA / PROSPECTUS

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1 - Reserved for income bonds on which interest is being paid."

 "D - In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-2444
                                                       Printed on recycled paper
                                                                BFA-010-0301/RRD

                         THE BOND FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                 March 15, 2001


This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the "fund" or "BFA") dated March 15, 2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                         The Bond Fund of America, Inc.
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       10
Fund Directors and Other Officers . . . . . . . . . . . . . . . . .       12
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       20
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Shareholder Account Services and Privileges . . . . . . . . . . . .       37
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       39
General Information . . . . . . . . . . . . . . . . . . . . . . . .       40
Class A Share Investment Results and Related Statistics . . . . . .       41
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Financial Statements




                       The Bond Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

 .    The fund will invest at least 65% of its assets in bonds (any debt securities having initial maturities in excess of one year, including convertible securities and non-voting, non-convertible preferred securities).
 .    The fund will invest at least 60% of its assets in debt securities rated A or better by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or in unrated securities that are determined to be of comparable quality at time of purchase, including U.S. Government securities, and cash or money market instruments.
 .    The fund may invest up to 40% of its assets in debt securities rated below
     A by Moody's or S&P or in unrated securities that are determined to be of comparable quality.
 .    The fund may invest up to 35% of its assets in debt securities rated Ba and
     BB by Moody's or S&P or below or in unrated securities determined to be of comparable quality.
 .    The fund may invest up to 10% of its assets in preferred stocks.
 .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.
 .    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or have equity conversion, exchange, or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities.
 .    The fund may invest up to 5% of its assets in IOs and POs.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and vice versa.


Lower rated bonds, rated Ba or below by S&P and BB or below by Moody's or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


                       The Bond Fund of America - Page 2

Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


                       The Bond Fund of America - Page 3

Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are


                       The Bond Fund of America - Page 4
passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain


                       The Bond Fund of America - Page 5
expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940 (the "1940 Act"). The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.


                       The Bond Fund of America - Page 6

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in debt securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


LOAN PARTICIPATIONS AND ASSIGNMENTS - The fund may invest, subject to an overall 10% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a


                       The Bond Fund of America - Page 7
fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


INVERSE FLOATING RATE NOTES - The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33 1/3% of the value of its total assets, measured at the time any such loan is made. There is no current intent to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


                       The Bond Fund of America - Page 8

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.   Invest in companies for the purpose of exercising control or management;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

4. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts;

5. Invest more than 15% of the value of its net assets in securities that are illiquid;

6. Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;


                       The Bond Fund of America - Page 9

7. Make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that loans of portfolio securities as described under "Loans of Portfolio Securities," shall be made only in accordance with the terms and conditions therein set forth;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities at margin;

10. Borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Notwithstanding Investment Restriction #8, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.


The fund has adopted the following non-fundamental investment policy, which may be changed by action of the Board of Directors without shareholder approval: the fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973.


All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has four classes of shares - Class A, B, C and F. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such


                       The Bond Fund of America - Page 10
purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                       The Bond Fund of America - Page 11

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation


                                                                                            AGGREGATE
                                                                                           COMPENSATION
                                                                                      (INCLUDING VOLUNTARILY
                                                                                             DEFERRED
                                                                                         COMPENSATION/1/)
                                                                                          FROM THE FUND
                                POSITION                                                DURING FISCAL YEAR
                                  WITH           PRINCIPAL OCCUPATION(S) DURING               ENDED
   NAME, ADDRESS AND AGE       REGISTRANT                 PAST 5 YEARS                  DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Director       Corporate Director and author; former         $12,900/3//,/
 6077 San Elijo, Box 2494                     United States Ambassador to Spain;
 Rancho Santa Fe, CA 92067                    former Vice Chairman of the Board;
 Age: 66                                      Knight Ridder, Inc., former Chairman
                                              and Publisher, The Miami Herald
                                                             ----------------
--------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Director       Private Investor.  Former President           $12,800/3/
 P. O. Box 144                                and Chief Executive Officer, The
 Palos Verdes, CA 90274                       Mission Group (non-utility holding
 Age: 67                                      company, subsidiary of Southern
                                              California Edison Company)
--------------------------------------------------------------------------------------------------------------
 + Don R. Conlan               Director       President (retired), The Capital                none/4/
 1630 Milan Avenue                            Group Companies, Inc.
 South Pasadena, CA 91030
  Age: 65
--------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Director       CEO and President, The Earth                  $10,900/3/
 100 W. Broadway                              Technology Corporation (international
 Suite 5000                                   consulting engineering)
 Long Beach, CA 90802
 Age: 52
--------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Director       Managing Director, Senior Resource            $11,500/3/
 4660 La Jolla Village                        Group LLC (development and management
 Drive                                        of senior living communities)
 Suite 725
 San Diego, CA 92121-2116
 Age:65
--------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Director       President, Fuller Consulting                  $12,900/3/
 4333 Admiralty Way                           (financial management consulting
 Suite 841 ETH                                firm)
 Marina del Rey, CA 90292
 Age: 54
--------------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         President,     Senior Vice President and Director,             none/4/
 Age: 71                       PEO and        Capital Research and Management
                               Director       Company
--------------------------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman of    Executive Vice President and                    none/4/
 Age: 52                       the Board      Director, Capital Research and
                                              Management Company
--------------------------------------------------------------------------------------------------------------
 Richard G. Newman             Director       Chairman and CEO, AECOM Technology            $11,600/3/
 3250 Wilshire Boulevard                      Corporation (architectural
 Los Angeles, CA 90010-1599                   engineering)
 Age: 66
--------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Director       President, The Sanchez Family                 $  11,400
 5234 Via San Delarro, #1                     Corporation dba McDonald's
 Los Angeles, CA 90022                        Restaurants (McDonald's licensee)
 Age: 57
--------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     DIRECTOR
   NAME, ADDRESS AND AGE      YEAR ENDED DECEMBER 31, 2000    SERVES/2/
--------------------------------------------------------------------------
 Richard G. Capen, Jr.                 $99,500/3/                 14
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 66
--------------------------------------------------------------------------
 H. Frederick Christie                 $206,800/3/                19
 P. O. Box 144
 Palos Verdes, CA 90274
 Age: 67
--------------------------------------------------------------------------
 + Don R. Conlan                         none/4/                  12
 1630 Milan Avenue
 South Pasadena, CA 91030
  Age: 65
--------------------------------------------------------------------------
 Diane C. Creel                        $43,500/3/                 12
 100 W. Broadway
 Suite 5000
 Long Beach, CA 90802
 Age: 52
--------------------------------------------------------------------------
 Martin Fenton                         $127,800/3/                17
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92121-2116
 Age:65
--------------------------------------------------------------------------
 Leonard R. Fuller                     $81,800/3/                 13
 4333 Admiralty Way
 Suite 841 ETH
 Marina del Rey, CA 90292
 Age: 54
--------------------------------------------------------------------------
 +* Abner D. Goldstine                   none/4/                  12
 Age: 71
--------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.                  none/4/                  15
 Age: 52
--------------------------------------------------------------------------
 Richard G. Newman                     $110,000/3/                13
 3250 Wilshire Boulevard
 Los Angeles, CA 90010-1599
 Age: 66
--------------------------------------------------------------------------
 Frank M. Sanchez                      $  50,500                  12
 5234 Via San Delarro, #1
 Los Angeles, CA 90022
 Age: 57
--------------------------------------------------------------------------




                       The Bond Fund of America - Page 12

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


                       The Bond Fund of America - Page 13

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2000 fiscal year for participating Directors is as follows: Richard G. Capen, Jr. ($12,930), H. Frederick Christie ($15,961), Diane C. Creel ($33,980), Martin Fenton ($35,142), Leonard R. Fuller ($51,863) and Richard G. Newman ($69,646). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

4 Don R. Conlan, Abner D. Goldstine, and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                       The Bond Fund of America - Page 14

                                 OTHER OFFICERS

                               POSITION(S)      PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS#
-------------------------------------------------------------------------------
David C. Barclay        4    Vice President    Senior Vice President and
11100 Santa Monica      4                      Director, Capital Research and
Blvd.                                          Management Company
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Michael J. Downer       4    Vice President    Senior Vice President - Fund
333 South Hope Street   6                      Business
Los Angeles, CA 90071                          Management Group, Capital
                                               Research
                                               and Management Company
-------------------------------------------------------------------------------
John H. Smet            4    Vice President    SENIOR VICE PRESIDENT, CAPITAL
11100 Santa Monica      4                      RESEARCH AND MANAGEMENT COMPANY
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Julie F. Williams       5    Secretary         Vice President - Fund Business
333 South Hope Street   2                      Management Group, Capital
Los Angeles, CA 90071                          Research and Management Company
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   3    Treasurer         Vice President - Fund Business
135 South State         8                      Management Group, Capital
College Blvd.                                  Research
Brea, CA 92821                                 and Management Company
-------------------------------------------------------------------------------
Kimberly S. Verdick     3    Assistant         Assistant Vice President - Fund
333 South Hope Street   6    Secretary         Business Management Group,
Los Angeles, CA 90071                          Capital
                                               Research and Management Company
-------------------------------------------------------------------------------


# Positions within the organizations listed may have changed during this period.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $10,000 to Directors who are not affiliated with the Investment Adviser, plus $200 for each Board of Directors meeting attended. In addition, various Directors participate with directors and trustees of certain other funds in The American Funds Group in joint meetings of Contracts Committees, Audit Committees and Nominating Committees; total fees for attendance at these meetings, which are prorated among the participants in proportion to the number of funds represented, are $2,510 for each meeting of the Contracts Committee and $1,000 for each meeting of the Audit and Nominating Committees.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of February 15, 2001 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                       The Bond Fund of America - Page 15

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                       The Bond Fund of America - Page 16

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and average month-end net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                $             0            $    60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.15                   6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
         0.14                  10,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                            MONTHLY GROSS INVESTMENT

         INCOME              RATE IN EXCESS OF                UP TO
------------------------------------------------------------------------------
         2.25%                   $        0                 8,333,333
------------------------------------------------------------------------------
         2.00                     8,333,333
------------------------------------------------------------------------------


Assuming average month-end net assets of $9 billion and gross investment income levels of 5%, 6%, 7%, 8% and 9%, management fees would be .27%, .29%, .31%, .33%
and .35%, respectively.


The Investment Adviser has agreed to reduce the fee payable to it under the agreement by (a) the amount by which the ordinary operating expenses of the fund for any fiscal year of the fund, excluding interest, taxes and extraordinary expenses such as litigation, exceed the greater of (i) 1% of the average month-end net assets of the fund for such fiscal year, or (ii) 10% of the fund's gross investment income, and (b) by any additional amount necessary to assure that such ordinary operating expenses of the fund in any year after such reduction do not exceed the lesser of (i) 1 1/2% of the first $30 million of average month-end net assets of the fund, plus 1% of the average month-end net assets in excess thereof, or (ii) 25% of the fund's gross investment income. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding these limits, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees of $30,566,000, $30,826,000, and $28,879,000, respectively.


                       The Bond Fund of America - Page 17

ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until October 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
 The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The fund's Class C and F shares pay only those transfer agent fees that are attributed to accounts and activities generated by their respective share class. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average net assets of the fund's Class C and F shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers


                       The Bond Fund of America - Page 18
of Class C shares. For Class F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $3,608,000 after an allowance of $13,941,000 to dealers. During the fiscal years ended 1999 and 1998, the Principal Underwriter retained $6,279,000 and $7,117,000, respectively, on sales of Class A shares after an allowance of $26,010,000 and $36,612,000 to dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $558,000 after compensation of $3,455,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.25% of its net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its net assets attributable to Class F shares, to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


                       The Bond Fund of America - Page 19

For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualfied dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the 2000 fiscal year, the fund paid or accrued $22,929,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares and $309,000 under the Plan for Class B shares. As of December 31, 2000, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $3,561,000; accrued and unpaid distribution expenses for Class A and Class B shares were $1,871,000 and $70,000 respectivel


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


                       The Bond Fund of America - Page 20

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the


                       The Bond Fund of America - Page 21
     taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


                       The Bond Fund of America - Page 22

     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


SHAREHOLDER TAXATION - In January of each year individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the


                       The Bond Fund of America - Page 23
extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                       The Bond Fund of America - Page 24

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                       The Bond Fund of America - Page 25
pension and profit sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):
 <f>

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/ . . .     33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/(R)/ . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/ . . . .     04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/ . . . . .     01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/SM/ . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/ . . .     19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/ . . .     39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.

 </f>

                       The Bond Fund of America - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       CONCESSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000  . . . . . . . . . . . . . . . . . . . .     6.10%      5.75%         5.00%
$25,000 but less than $50,000  . . . . . . . . . . . . . .     5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE


                       The Bond Fund of America - Page 27

IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation; and

(7) wholesalers and full-time employees of insurance companies involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


                       The Bond Fund of America - Page 28

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


                       The Bond Fund of America - Page 29

For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your


                       The Bond Fund of America - Page 30
     request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     . endowments or foundations established and controlled by you or your immediate family.


                       The Bond Fund of America - Page 31

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, excluding individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A AND C SHARES - Any CDSC on Class A and C shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).


                       The Bond Fund of America - Page 32

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealers Commissions and Compensation" above).


                       The Bond Fund of America - Page 33

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                       The Bond Fund of America - Page 34

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.


                       The Bond Fund of America - Page 35

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A, B, C or F shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any CDSC on Class A or C shares will be credited to your account). In addition, proceeds from a redemption or a dividend or capital gain distribution of Class C shares may be reinvested in Class C shares. Redemption proceeds of shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                       The Bond Fund of America - Page 36

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment


                       The Bond Fund of America - Page 37
requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number


                       The Bond Fund of America - Page 38

(generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment


                       The Bond Fund of America - Page 39

Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended December 31, 2000, 1999 and 1998, amounted to $10,100,000, $10,164,000 and $11,959,000, respectively, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parents of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, J.P. Morgan Securities, Inc. was among the top 10 dealers that received the largest amount of brokerage commissions and that acted as principals in portfolio transactions. The fund held debt securities of J.P. Morgan & Co. in the amount of $8,855,000 as of the close of its most recent fiscal year.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $9,968,000 for Class A shares and $30,000 for Class B shares for the 2000 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


                       The Bond Fund of America - Page 40

PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                    $12.79
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                     $13.29


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 7.76% based on a 30-day (or one month) period ended December 31, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended December 31, 2000 were 2.17%, 5.09% and


                       The Bond Fund of America - Page 41

8.28%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended December 31, 2000 were 6.19%, 5.90% and 8.69%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                       The Bond Fund of America - Page 42

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                       The Bond Fund of America - Page 43

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                       The Bond Fund of America - Page 44

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                       The Bond Fund of America - Page 45

[begin pie chart]

Corporate Bonds                                                          45.4%
U.S. Government Notes & Bonds                                            12.1%
Federal Agency Mortgage Pass-Through Securities                          10.3%
Other Mortgage-/Asset-Backed Securities                                  17.1%
Governments & Governmental Bodies (Excluding U.S.)                       8.2%
Equity-Related Securities                                                0.1%
Cash & Equivalents                                                       6.8%

Bond Fund of America, Inc.
Investment Portfolio, December 31, 2000



                                                                     Shares or
                                                                     Principal      Market  Percent
                                                                        Amount       Value   of Net
BONDS, NOTES & PREFERRED STOCKS                                           (000)       (000)  Assets

BANKS  -  8.56%
HSBC Capital Funding LP, Series 1: (2)
 8.03% noncumulative preferred (undated)                            EURO 10000        9,843
 9.547% noncumulative                                                    45,250      49,839
 preferred (undated) (1)
 10.176% noncumulative                                                   36,500      41,910
 preferred (undated) (1)
Midland Bank 6.50% Eurodollar                                            15,000      11,845     1.20
 Note (undated) (2)
SocGen Real Estate Co. LLC,
 Series A, 7.64%/8.406%
 (undated) (1) (2)                                                      116,375     112,950     1.19
Banque Nationale de Paris                                                12,500      11,971
 7.161% (undated)(2)
BNP Paribas Capital Trust,
 9.003% noncumulative
  trust preferred (undated) (1)                                          15,000      15,637
Paribas, New York Branch 6.95% 2013                                      18,000      17,470
BNP U.S. Funding LLC, Series A,
  7.738% noncumulative                                                   46,500      44,962      .95
 preferred (undated)(1)(2)
Washington Mutual Finance, 8.25% 2005                                    12,000      12,687
Ahmanson Capital Trust I Capital
  Securities, Series A, 8.36% 2026 (1)                                    2,030       1,897
Great Western Financial Trust II,                                         7,600       6,952
 Series A, 8.206% 2027
Washington Mutual Capital I
 Subordinated Capital Income
 Securities 8.375% 2027                                                  22,000      20,285      .44
Skandinaviska Enskilda Banken AB: (2)
 6.50% (undated) (1)                                                     17,500      17,099
 7.50% (undated)                                                         23,000      21,620      .41
NB Capital Corp. 8.35% exchangeable                           1,200,000 shares       28,440
 depositary shares
National Bank of Canada 6.65% (undated)(2)                                5,000       3,638      .34
Fuji JGB Investment LLC, Series A,
  9.87% noncumulative                                                    30,500      29,252      .31
preferred (undated)(1)(2)
Bank of Scotland 7.00% (undated) (1) (2)                                 30,000      28,162      .30
Tokai Preferred Capital Co. LLC,
 Series A, 9.98%/11.091%
 noncumulative preferred (undated) (1)(2)                                26,500      25,427      .27
GS Escrow Corp. 7.125% 2005                                              12,000      11,403
Golden State Holdings, Inc. 7.00% 2003                                   10,450      10,148      .23
AB Spintab:
 6.00% 2009                                                         SKr 23,000        2,526
 6.80% (undated) (1) (2)                                               $ 6,500        6,477
 7.50% (undated) (1) (2)                                                 11,000      10,739      .21
Canadian Imperial Bank of Commerce 7.00%
 Eurodollar Note (undated) (2)                                           25,000      19,568      .21
National Westminster Bank PLC                                            16,000      16,002      .17
 7.75% (undated)(2)
Regional Diversified Funding Ltd.                                        13,250      13,162      .14
9.25% 2030 (1)
Bayerische Vereinsbank 5.50% 2008                                  EURO 13,271       12,638      .13
Standard Chartered Bank: (2)
 6.65% 2049                                                            $ 5,000        3,173
 6.813% Eurodollar Note (undated)                                        15,000       9,423      .13
UBS Preferred Funding Trust I,                                           11,000      11,568      .12
 8.622% (undated)
IBJ Preferred Capital Co. LLC,
 Series A, 8.79%
 noncumulative preferred (undated) (1) (2)                               11,950      10,874      .11
Bank of America Corp. 7.80% 2010                                         10,000      10,407      .11
Imperial Capital Trust I, Imperial Bancorp
 9.98% 2026                                                              10,200      10,251      .11
BANK ONE CORP. 7.875% 2010                                                3,000       3,125
Bank One Texas NA 6.25% 2008                                              7,250       6,905      .11
Allgemeine Hypotheken Bank AG 5.00% 2009                           EURO 11,000        9,996      .11
Bankers Trust New York Corp. 6.70% 2007                               $ 10,000        9,859      .10
Allfirst Preferred Capital Trust                                         10,000       9,723      .10
 8.298% 2029 (2)
Abbey National PLC 7.35% (undated) (2)                                    9,500       9,286      .10
Barclays Bank PLC 8.55% 2049 (1) (2)                                      8,000       8,409      .09
Royal Bank of Scotland Group PLC                                   Pound 4,900        8,036      .08
 8.375% 2007
BankUnited Capital Trust, BankUnited
  Financial Corp., 10.25% 2026                                        $ 10,000        7,750      .08
Bank of Nova Scotia 7.00% Eurodollar                                     10,000       7,716      .08
 Note (undated)(2)
Komercni Finance BV: (2)
 9.00% 2008                                                               3,100       2,984
 9.00%/10.75% 2008 (1)                                                    4,900       4,716      .08
Riggs Capital Trust II 8.875% 2027                                        7,500       4,693
Riggs National Corp. 8.625% 2026                                          4,400       2,671      .08
Lloyds Bank (#2) 6.938% (undated) (2)                                     8,000       6,489      .07
BCI U.S. Funding Trust I                                                  6,000       5,686      .06
 8.01% (undated) (1)(2)
Hypothekenbank in Essen AG 5.25% 2008                               EURO 6,000        5,622      .06
Allied Irish Banks Ltd.                                                $ 7,000        5,436      .06
 7.313% (undated) (2)
Halifax Building Society 8.75% 2006                                Pound 3,000        4,974      .05
Rheinische Hypothekenbank Eurobond                                  EURO 5,000        4,373      .05
 4.25% 2008
Bergen Bank 6.938% (undated) (2)                                       $ 5,000        3,680      .04
Bay View Capital 9.125% 2007                                             5,500        3,630      .04
Christiana Bank Og Kreditkasse                                           4,000        3,061      .03
 6.938% (undated)(2)
Banco General, SA 7.70% 2002 (1)                                            500         485      .01

                                                                                    809,550     8.56


WIRELESS TELECOMMUNICATION SERVICES-7.23%
Nextel Communications, Inc.:
 0%/9.75% 2007 (3)                                                       64,450      48,337
 0%/10.65% 2007 (3)                                                       9,000       7,042
 0%/9.95% 2008 (3)                                                       75,825      55,731
 12.00% 2008                                                              5,000       5,300
 5.25% convertible senior notes 2010                                      3,000       2,174
 Series E, 11.25% exchangeable preferred,
 redeemable 2010 (USA) (5)                                          584 shares          491
McCaw International, Ltd.                                             $ 34,350       21,297
 0%/13.00% 2007 (3)
Nextel International, Inc.:
 0%/12.125% 2008 (3)                                                     15,500       8,215
 12.75% 2010 (1)                                                          6,000       4,815
Nextel Partners, Inc.:
 0%/14.00% 2009 (3)                                                      21,814      14,397
 11.00% 2010 (1)                                                         12,000      11,520
 11.00% 2010                                                             10,400       9,984     2.00
VoiceStream Wireless Corp.:
 10.375% 2009                                                            66,279      71,415
 0%/11.875% 2009 (3)                                                     17,000      12,240
Omnipoint Corp.:
 11.50% 2009 (1) (6)                                                     13,650      14,537
 7.00% convertible preferred                                     90,000 shares       13,500     1.18
Crown Castle International Corp.:
 12.75% Senior Exchangeable                                           $ 34,746       34,746
 Preferred 2010(4)(5)
 10.75% 2011                                                            17,500       17,938
 0%/10.625% 2007 (3)                                                    18,500       14,985
 0%/11.25% 2011 (3)                                                      7,500        5,175      .77
Clearnet Communications Inc.:
 8.55% 2007 (1) (2) (6)                                                 15,000       15,512
 0%/11.75% 2007 (3)                                                  C$ 44,575       26,618
 0%/10.40% 2008 (3)                                                     53,500       29,984      .76
Dobson Communications Corp.:
 12.25% exchangeable preferred,                                  25,104 shares       21,589
 redeemable 2008(4)(5)
 10.875% 2010                                                         $ 17,500       17,237      .41
Vodafone Group PLC (formerly
 Vodafone AirTouch):
 7.625% 2005                                                              1,100       1,134
 7.75% 2010                                                              31,125      32,441      .36
SpectraSite Holdings, Inc., Series B:
 0%/12.00% 2008 (3)                                                      12,500       7,250
 0%/11.25% 2009 (3)                                                       6,750       3,696
 12.50% 2010 (1)                                                         16,750      16,708
 0%/12.875% 2010 (3)                                                     11,000       5,665      .35
Leap Wireless International, Inc.,
  units: (6)(7) 12.50% 2010                                              23,549      13,880
 0%/14.50% 2010 (3)                                                      65,065      13,650      .29
PageMart Wireless, Inc.:
 15.00% 2005                                                          $ 12,000        8,880
 0%/11.25% 2008 (3)                                                      40,500      11,948      .22
Centennial Cellular Corp. 10.75% 2008                                    19,275      18,119      .19
Comunicacion Celular SA, units,                                          17,568      13,735      .15

TeleCorp PCS, Inc.:
 0%/11.625% 2009 (3)                                                      9,000       6,120
 10.625% 2010                                                             2,000       2,020      .09
Dobson/Sygnet Communications Co.                                          7,500       7,425      .08
 12.25% 2008
PanAmSat Corp.:
 6.00% 2003                                                               2,400       2,319
 6.125% 2005                                                              5,250       4,920      .08
Cellco Finance NV:
 12.75% 2005 (2)                                                          6,000       5,655
 15.00% 2005                                                                500         489      .06
Mannesmann Financials 4.75% 2009                                    EURO 6,000        5,121      .05
SBA Communications Corp.                                               $ 6,525        5,024      .05
 0%/12.00% 2008 (3)
Price Communications Wireless, Inc.,
  Series B, 9.125% 2006                                                   4,625       4,810      .05
PTC International Finance BV                                              5,950       4,358      .05
 0%/10.75% 2007 (3)
Telesystem International Wireless Inc.
 0%/13.25% 2007 (3)                                                       6,000       2,700      .03
Teletrac, Inc.: (1) (5) (6)
 units, 9.00% 2004 (7)                                                    1,351         737
 12.00% 2004                                                                 99          79      .01

                                                                                    683,662     7.23


MEDIA  -  5.25%
Charter Communications Holdings, LLC:
 8.25% 2007                                                               9,000       8,190
 10.25% 2010                                                              7,000       6,755
 0%/11.75% 2010 (3)                                                       5,600       3,220
 0%/9.92% 2011 (3)                                                       68,250      39,585
Avalon Cable Holdings LLC                                                 5,625       3,783      .65

Fox/Liberty Networks, LLC,
 FLN Finance, Inc.:
 0%/9.75% 2007 (3)                                                       36,325      31,875
 8.875% 2007                                                             29,050      29,558      .65
NTL Inc.:
 12.75% 2005                                                             17,750      17,040
 Series B, 10.00% 2007                                                   10,000       8,600
 0%/9.75% 2008 (3)                                                        7,250       4,132
NTL Communications Corp.:
 11.50% 2008                                                              5,000       4,400
 0%/11.50% 2009 (3)                                                EURO 15,000        7,324
 11.875% 2010 (1)                                                      $ 3,000        2,655      .47
British Sky Broadcasting Group                                           29,000      27,479      .29
 PLC 8.20% 2009
Fox Family Worldwide, Inc.:
 9.25% 2007                                                               5,095       5,146
 0%/10.25% 2007 (3)                                                      21,407      17,233      .24
Young Broadcasting Inc.:
 11.75% 2004                                                                750         757
 10.125% 2005                                                             5,500       5,404
 9.00% 2006                                                               2,250       2,115
 Series B, 8.75% 2007                                                    14,250      13,181      .23
Viacom Inc. 7.70% 2010                                                   19,750      20,684      .22
Telemundo Holdings, Inc., Series B,
 0%/11.50% 2008 (3)                                                      25,375      17,128      .18
Cox Radio, Inc. 6.375% 2005                                              18,000      17,284      .18
Liberty Media Corp.:
 7.875% 2029                                                             16,000      15,769
 8.50% 2029                                                               1,000         933      .18
Cablevision Industries Corp.:
 8.125% 2009                                                              9,250       9,427
 9.875% 2013                                                              2,000       2,080
 CSC Holdings, Inc., Series B, 8.125% 2009                                5,000       5,018      .17
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                     8,625       8,841
 8.00% 2008                                                               5,000       5,000      .15
American Media Operation 10.25% 2009                                     11,820      11,524      .12
United Pan-Europe Communications NV:
 10.875% 2009                                                            10,750       7,014
 11.50% 2010                                                              4,425       2,921
 10.875% 2009                                                       EURO 2,500        1,482      .12
TeleWest PLC:
 9.625% 2006                                                           $ 4,700        4,148
 11.00% 2007                                                              8,000       7,080      .12
Cumulus Media Inc.:
 13.75% preferred 2009 (USA) (5)                                  7,769 shares        5,438
 10.375% 2008                                                          $ 6,750        5,434      .12
Citadel Broadcasting Co.:
 10.25% 2007                                                              1,750       1,776
 9.25% 2008                                                               6,500       6,272
 Series B, 13.25% exchangeable preferred,
 redeemable 2009 (5)                                             24,122 shares        2,412      .11
Lenfest Communications, Inc. 7.625% 2008                                  6,750       7,004
Comcast Cable Communications,                                             3,500       3,363      .11
 Inc. 6.20% 2008
Adelphia Communications Corp.:
 10.875% 2010                                                               500         462
 Series B, 9.875% 2007                                                    5,000       4,350
 8.375% 2008                                                                950         912
Century Communications Corp. 8.75% 2007                                   2,200       1,914
FrontierVision 11.00% 2006                                                2,500       2,400      .11
Antenna TV SA 9.00% 2007                                                  9,750       8,726      .09
A. H. Belo Corp. 7.75% 2027                                               8,000       7,402      .08
Radio One 6.50% TIDES                                                10 shares        7,334      .08
 convertible preferred (1)
Multicanal Participacoes SA, Series B,
 12.625% 2004                                                             6,875       7,081      .08
TransWestern  Publishing Co.                                              7,250       7,033      .07
 LLC 9.625% 2007
ACME Television, LLC, Series B,                                           8,000       6,920      .07
 10.875% 2004
RBS Participacoes SA 11.00% 2007 (1)                                      7,250       6,036      .06
Hearst-Argyle Television, Inc. 7.00% 2018                                 6,050       5,219      .06
Sun Media Corp. 9.50% 2007                                                5,139       4,959      .05
Globo Comunicacoes e Participacoes Ltd.:
 10.50% 2006 (1)                                                          2,860       2,567
 10.50% 2006                                                                690         619      .03
V2 Music Holding, PLC 6.50% (2012)(1)(6)                                 11,633       3,141      .03
STC Broadcasting, Inc. 11.00% 2007                                        3,250       3,120      .03
Carmike Cinemas, Inc., Series B,                                         11,425       2,971      .03
 9.375% 2009 (8)
Gray Communications Systems,                                              2,000       1,980      .02
 Inc. 10.625% 2006
News America Holdings Inc. 8.625% 2014                                A$ 3,250        1,818      .02
TVN Entertainment Corp., Series B, units,
 14.00% 2008 (6) (7)                                                   $ 9,760        1,365      .01
Time Warner Companies, Inc.:
 9.15% 2023                                                                 500         579
 6.95% 2028                                                                 500         468      .01
Big City Radio, Inc. 0%/11.25% 2005 (3)                                   1,000         450      .01
Muzak Holdings LLC 0%/13.00% 2010 (3)                                       250         133       -

                                                                                    496,423     5.25


DIVERSIFIED TELECOMMUNICATION
 SERVICES  -  2.51%
Bell Atlantic Financial Services, Inc.,
 senior exchangeable notes:
 5.75% 2003 (1)                                                          30,000      29,289
 5.75% 2003                                                               5,750       5,614      .37
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (3)                                                      20,000      12,200
 12.875% 2008                                                            10,610      10,186      .24
Ntelos Inc. 13.00% 2010 (6)                                              30,125      21,939      .23
COLT Telecom Group PLC:
 0%/12.00% 2006 (3)                                                       5,250       4,725
 8.875% 2007                                                          DM 9,500        4,424
 7.625% 2008                                                             22,825      10,027      .20
Comcast UK Cable Partners Ltd.                                        $ 22,000       18,920      .20
 0%/11.20% 2007(3)
TCI Communications, Inc.:
 8.00% 2005                                                              10,000      10,262
 8.75% 2015                                                               5,000       5,350      .17
Qwest Communications International Inc.:(3)
 0%/9.47% 2007                                                           10,000       9,001
 0%/8.29% 2008                                                            7,500       6,366      .16
Verizon Global Funding Inc.: (1)
 7.25% 2010                                                               5,000       5,086
 7.75% 2030                                                               9,000       9,224      .15
VersaTel Telecom International NV:
 4.00% 2005                                                         EURO 7,825        4,078
 13.25% 2008                                                           $ 3,000        1,920
 11.875% 2009                                                       EURO 3,875        2,438
 11.25% 2010                                                              8,750       5,341      .15
Deutsche Telecom International Finance
 BV 8.00% 2010                                                        $ 13,000       13,258      .14
Viatel, Inc.:
 11.15% 2008                                                          DM 7,000        1,042
 11.25% 2008                                                           $ 6,775        2,033
 0%/12.40% 2008 (3)                                                   DM 3,500          302
 0%/12.50% 2008 (3)                                                   $ 35,875        6,458
 11.50% 2009                                                              1,750         525      .11
CenturyTel, Inc., Series H, 8.375% 2010                                   9,150       9,547      .10
Maxcom Telecomunicaciones, SA de SV,
  units, 13.75% 2007 (6) (7)                                             15,340       7,394      .08
Mpower Holding Corp. 13.00% 2010                                         11,875       5,344      .06
NEXTLINK Communications, Inc.:
 12.50% 2006                                                              3,000       2,670
 0%/12.125% 2009 (3)                                                      3,975       1,769
 14.00% preferred 2009 (4) (5)                                   19,607 shares          588      .05
Level 3 Communications, Inc. 11.25% 2010                            EURO 4,750        3,724      .04
Hyperion Telecommunications, Inc.,
  Series B, 0%/13.00% 2003 (3)                                         $ 4,250        3,018      .03
BellSouth Capital Funding Corp.,                                          2,000       2,118      .02
 7.75% 2010
IMPSAT Corp. 12.375% 2008                                                 2,500       1,431      .01

                                                                                    237,611     2.51


INSURANCE  -  2.27%
Allstate Corp.:
 7.20% 2009                                                              43,000      44,382
 6.75% 2018                                                              16,000      14,826      .63
ReliaStar Financial Corp.:
 8.625% 2005                                                              5,000       5,351
 8.00% 2006                                                              23,250      24,472
ING Capital Funding Trust III                                            13,750      14,017      .47
 8.439% (undated)(2)
Royal & Sun Alliance Insurance                                           37,250      37,387      .40
 Group 8.95% 2029
Conseco, Inc. 9.00% 2006                                                  2,000       1,410
Conseco Financing Trust II, Capital
  Trust (TRUPS) 8.70% 2026 (11)                                          41,600      15,392
Conseco Financing Trust III 8.796% 2027                                   9,275       3,432
Green Tree Financial Corp. 6.50% 2002                                     9,000       6,210      .28
Jefferson-Pilot Capital Trust                                             8,500       7,910
 8.285% 2046 (1)
Jefferson Pilot Corp. 8.14% 2046 (1)                                      6,000       5,581      .14
Equitable Life Assurance                                                 11,500      11,576      .12
 Society USA 6.95% 2005(1)
Aflac Inc. 6.50% 2009                                                     8,750       8,498      .09
Lindsey Morden Group Inc.,                                           C$ 13,000        7,472      .08
 Series B, 7.00% 2008
AEGON NV 9.375% 2008                                                   $ 3,500        3,917      .04
Lincoln National Corp. 7.00% 2018                                         1,400       1,287      .01
American General Corp. 6.625% 2029                                        1,285       1,152      .01

                                                                                    214,272     2.27


HOTELS, RESTAURANTS & LEISURE  -  1.62%
Mirage Resorts, Inc.:
 6.625% 2005                                                              6,000       5,773
 6.75% 2008                                                               6,750       6,296
 8.50% 2010                                                              14,000      14,376      .28
Premier Parks Inc.:
 9.25% 2006                                                               8,375       7,956
 9.75% 2007                                                               3,875       3,798
 9.75% 2007                                                               1,250       1,263
 0%/10.00% 2008 (3)                                                       8,250       5,693
Six Flags Entertainment Corp. 8.875% 2006                                 5,000       4,775      .25
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                              16,350      15,014
 6.75% 2008                                                               9,383       8,425      .25
Boyd Gaming Corp.:
 9.25% 2003                                                              13,475      13,071
 9.50% 2007                                                               5,500       5,005      .19
William Hill Finance 10.625% 2008                                  Pound 7,243       11,198      .12
International Game Technology:
 7.875% 2004                                                           $ 8,500        8,415
 8.375% 2009                                                              2,000       1,980      .11
KSL Recreation Group, Inc. 10.25% 2007                                    7,100       6,887      .07
Station Casinos Inc. 9.875% 2010                                          5,650       5,791      .06
Hollywood Casino Corp. 11.25% 2007                                        5,000       5,175      .06
Harrah's Operating Co., Inc. 7.875% 2005                                  5,000       4,950      .06
Mandalay Resort Group 10.25% 2007                                         5,000       4,937      .05
Horseshoe Gaming Holding Corp., Series B:
 9.375% 2007                                                              2,000       2,000
 8.625% 2009                                                              3,000       2,895      .05
Jupiters Ltd. 8.50% 2006                                                  3,000       2,910      .03
AMF Bowling Worldwide, Inc.: (8)
 0%/12.25% 2006 (3)                                                      13,550       1,795
 10.875% 2006                                                             3,239         453
 0% convertible debentures 2018 (1)                                      11,084           3      .02
Carnival Corp. 6.15% 2008                                                 2,000       1,869      .02

                                                                                    152,703     1.62


COMMERCIAL SERVICES & SUPPLIES  -  1.53%
USA Waste Services, Inc.:
 4.00% 2002                                                              24,000      22,980
 6.50% 2002                                                               2,000       1,961
 7.00% 2004                                                               5,500       5,353
 7.125% 2007                                                              7,505       7,218
 6.125% 2011 (2)                                                          8,428       8,371
Waste Management, Inc.:
 6.00% 2001                                                                 750         746
 7.70% 2002                                                               3,500       3,516
 6.375% 2003                                                              1,000         968
 7.00% 2006                                                              14,750      14,320
 6.875% 2009                                                              5,000       4,701      .74
Allied Waste North America, Inc.,
  Series B, 10.00% 2009                                                  43,175      40,369      .43
Sotheby's Holdings, Inc. 6.875% 2009 (6)                                 20,000      14,354      .15
KinderCare Learning Centers, Inc.,
  Series B, 9.50% 2009                                                    7,650       6,809      .07
Protection One Alarm Monitoring, Inc.:
 6.75% convertible debentures 2003                                        5,000       3,000
 13.625% 2005 (2)                                                         3,560       2,421      .06
Cendant Corp. 7.75% 2003                                                  5,000       4,926      .05
Stericycle, Inc., Series B, 12.375% 2009                                  2,250       2,320      .03

                                                                                    144,333     1.53


ELECTRIC UTILITIES  -  1.44%
Israel Electric Corp. Ltd.: (1)
 7.75% 2009                                                              26,125      25,944
 7.70% 2018                                                               8,500       7,768      .74
 7.875% 2026                                                             15,000      13,432
 7.75% 2027                                                              13,000      11,463
 8.10% 2096                                                              14,405      11,046
AES Drax Holdings Ltd. 10.41% 2020 (1)                                   34,750      37,204      .39
Edison Mission Holdings Co. 8.734% 2026                                  12,200      11,946
Edison Mission Energy 7.73% 2009                                          7,000       5,961
Midwest Generation LLC Inc. 8.56% 2016 (1)                                8,000       7,387      .27
AES Ironwood, LLC 8.857% 2025                                             3,500       3,463      .04
Compania de Transporte de Energia de Alta
 Transener SA, 9.25% 2008 (1)                                               530         431      .00

                                                                                    136,045     1.44


CONSUMER & BUSINESS FINANCE  -  1.44%
MBNA Corp.:
 Capital A, Series A, 8.278% 2026                                        24,000      18,405
 Capital B, Series B, 7.559% 2027 (2)                                    32,800      27,675      .49
Household Finance Corp.:
 8.00% 2005                                                               6,000       6,292
 7.875% 2007                                                             20,000      21,017
 6.40% 2008                                                               5,500       5,245
 5.875% 2009                                                              2,150       1,976      .37
Capital One Financial Corp. 7.25% 2006                                   13,425      12,493
Capital One Capital I 8.309% 2027 (1)(2)                                 10,000       7,994
Capital One Bank 8.25% 2005                                               4,500       4,565      .05
Advanta Corp.:
 Series B, 7.00% 2001                                                     4,000       3,900
 Series D, 6.833% 2002                                                    5,000       4,582
 Series D, 6.925% 2002                                                    2,500       2,327
 6.925% 2002                                                              2,000       1,862
Advanta Capital Trust I 8.99% 2026                                       11,000       5,610      .19
Providian Financial Corp. 9.525% 2027(1)                                 16,750      10,873      .11

                                                                                    134,816     1.44



OIL & GAS  -  1.28%
Clark Refining Term Loan                                                 21,000      17,157
 9.50% 2004 (2) (6)
Clark Oil & Refining Corp. 9.50% 2004                                     7,825       6,514
Clark Refining & Marketing,                                               2,365       1,797
 Inc. 8.375% 2007
Premcor USA Inc., Series B, 10.875% 2005                                  9,000       4,860      .32
PDVSA Finance Ltd.:
 8.75% 2004                                                               1,628       1,645
 9.75% 2010                                                              19,250      19,828
 7.40% 2016                                                               9,700       8,081      .31
Petrozuata Finance, Inc.: (1)
 Series A, 7.63% 2009                                                    21,250      18,169
 Series B, 8.22% 2017                                                     9,885       7,537      .27
Pogo Producing Co. 10.375% 2009                                          14,500      15,116      .16
Pemex Finance Ltd.:
 8.875% 2010                                                              7,000       7,205
 9.03% 2011                                                               2,000       2,113      .10
OXYMAR 7.50% 2016 (1)                                                     8,500       6,323      .07
Cross Timbers Oil Co. 8.75% 2009                                          4,750       4,798      .05

                                                                                    121,143     1.28


REAL ESTATE  -  1.24%
Irvine Co. 7.46% 2006 (1) (6)                                            15,000      14,566
Irvine Apartment Communities,                                             5,000       4,714      .20
 LP 7.00% 2007
CarrAmerica Realty Corp.:
 Series B, 8.57% cumulative                                     500,100 shares       10,299
 redeemable preferred
 Series C, 8.55% cumulative                                             413,100       8,623      .20
 redeemable preferred
Chevy Chase Preferred Capital Corp.                                     242,900      12,661      .13
 10.375% (USA)
ERP Operating LP:
 7.95% 2002                                                            $ 3,750        3,795
 7.57% 2026                                                               8,000       8,210      .13
EOP Operating LP 6.75% 2008                                              11,500      11,145      .12
ProLogis Trust, Series D, 7.92% preferred                       380,000 shares        7,624      .08
FelCor Suites LP 7.375% 2004                                           $ 6,250        5,925      .06
Nationwide Health Properties, Inc.,
  Series A, 7.677% preferred cumulative                         100,000 shares        5,700      .06
 step-up premium rate
Duke-Weeks Realty Corp., Series B,
  7.99% preferred cumulative                                            150,000       5,573      .06
 step-up premium rate
Simon DeBartolo Group, Inc.,
  Series C, 7.89% preferred cumulative                                  150,000       5,363      .06
 step-up premium rate
IAC Capital Trust, Series A,                                            220,000       4,771      .05
8.25% TOPRS preferred
Archstone Communities Trust, Series C,
  8.625% convertible preferred                                          200,000       4,650      .05
New Plan Realty Trust, Series D,
  7.80% preferred cumulative                                            112,500       3,713      .04
  step-up premium rate

                                                                                    117,332     1.24


HEALTH CARE PROVIDERS & SERVICES  -  1.23%
Columbia/HCA Healthcare Corp.:
 7.60% 2001                                                            $ 1,750        1,747
 7.15% 2004                                                               1,500       1,464
 6.91% 2005                                                              22,910      22,165
 7.00% 2007                                                              12,750      12,176
 8.85% 2007                                                              24,105      24,888
 9.00% 2014                                                               5,650       5,805
 7.69% 2025                                                               5,000       4,419
 8.70% 2010                                                               4,250       4,346      .81
Concentra Operating Corp. 13.00% 2009                                    15,500      13,485      .14
UnitedHealth Group Inc. 7.50% 2005                                       12,300      12,708      .14
Paracelsus Healthcare Corp. 10.00% 2006(8)                               20,575       8,153      .09
Omnicare, Inc. 5.00% convertible                                          5,150       4,135      .04
debentures 2007
Integrated Health Services, Inc.: (6)(8)
 5.75% convertible debentures 2001                                       12,750           1
 10.25% 2006 (2)                                                          9,350          94
 Series A, 9.50% 2007                                                    12,175         122
 Series A, 9.25% 2008                                                    32,657         327      .01
Mariner Health Group, Inc.                                                7,300          73       -
 9.50% 2006 (6)(8)

                                                                                    116,108     1.23


MULTILINE RETAIL  -  1.17%
J. C. Penney Co., Inc.:
 7.375% 2004                                                              5,000       3,450
 7.05% 2005                                                              14,000       8,680
 6.50% 2007                                                               3,750       2,025
 7.60% 2007                                                              19,000      11,400
 7.625% 2007                                                             18,055       7,233
 7.375% 2008                                                              4,975       2,736
 6.875% 2015                                                              1,500         773
 7.65% 2016                                                              12,800       6,592
 7.95% 2017                                                              38,325      19,737
 8.25% 2022                                                               4,000       1,800
 7.125% 2023                                                              1,250         600      .69
Kmart Corp. 9.78% 2020                                                   12,250       8,993
DR Securitized Lease Trust, pass-through
   certificates, Series 1994 K-2,                                         8,000       5,880
 9.35% 2019 (11)
Kmart Financing I Trust 7.75% convertible
 preferred 2016                                                     218 shares        5,805      .22
Dillard's, Inc.:
 5.79% 2001                                                            $ 4,500        4,292
 6.125% 2003                                                              1,885       1,552      .20
 6.43% 2004                                                               5,000       3,898
 6.17% REPS 2011 (2)                                                      7,500       7,281
 7.13% 2018                                                               2,750       1,767
Saks Inc.:
 7.00% 2004                                                               5,000       3,600
 7.25% 2004                                                               3,500       2,450      .06

                                                                                    110,544     1.17


METALS & MINING  -  0.99%
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                              34,000      20,145
 7.20% 2026                                                              24,000      15,222      .38
BHP Finance Ltd.:
 6.69% 2006                                                              10,000      10,022
 8.50% 2012                                                              20,000      22,033      .34
Inco Ltd. 9.60% 2022                                                     16,000      16,126      .17
Doe Run Resources Corp., Series B:
 11.25% 2005                                                             15,325       7,203
 13.07% 2003 (2)                                                          3,000       1,410      .09
Kaiser Aluminum & Chemical Corp.                                          2,000       1,360      .01
 12.75% 2003

                                                                                     93,521      .99



CONTAINERS & PACKAGING - 0.85%
Container Corp. of America:
 10.75% 2002                                                              4,800       4,824
 9.75% 2003                                                              30,865      30,826
 Series A, 11.25% 2004                                                    8,000       7,980      .46
Printpack, Inc.:
 Series B, 9.875% 2004                                                    8,950       8,883
 10.625% 2006                                                            11,590      10,779      .21
Tekni-Plex Inc., Series B, 12.75% 2010                                    7,000       5,635      .06
Graham Packaging Co.:
 8.75% 2008                                                               4,625       2,775
 0%/10.75% 2009 (3)                                                       7,975       2,552      .06
Packaging Corp. of America, Series B,                                     3,250       3,364      .03
 9.625% 2009
Anchor Glass Container Corp. 11.25% 2005                                  4,000       2,820      .03

                                                                                     80,438      .85



AUTOMOBILES  -  0.84%
Ford Motor Credit Co.:
 5.25% 2008                                                          DM 32,000       14,595
 5.80% 2009                                                           $ 47,000       42,349
 7.45% 2031                                                               2,000       1,851      .62
General Motors Acceptance Corp.:
 0.614% 2002 (2)                                                   Yen 800,000        6,979
 5.85% 2009                                                           $ 15,000       13,747      .22

                                                                                     79,521      .84


PAPER & FOREST PRODUCTS  -  0.77%
Scotia Pacific Co. LLC, Series B:
 Class A-2, 7.11% 2028                                                   31,400      25,905
 Class A-1, 6.55% 2028                                                    1,276       1,242
 Class A-3, 7.71% 2028                                                   10,143       7,423      .37
Kappa Beheer BV:
 0%/12.50% 2009 (3)                                                EURO 15,755       10,134
 10.625% 2009                                                             5,500       5,294      .16
Grupo Industrial Durango, SA de CV:
 12.625% 2003                                                            $7625        7,606
 12.00% 2001                                                              3,000       3,038      .11
Indah Kiat Finance Mauritius Ltd.:
 10.00% 2007                                                             12,075       4,770
 11.875% 2002                                                             3,800       2,603      .08
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002                                                              6,000       3,540
 10.75% 2007                                                              3,625       1,378      .05
APP International Finance Co.                                               275         116      .00
 BV 11.75% 2005

                                                                                     73,049      .77


SEMICONDUCTOR EQUIPMENT & PRODUCTS-0.74%
Hyundai Semiconductor America, Inc.: (1)
 8.625% 2007                                                             22,600      17,897
 8.25% 2004                                                              13,895      12,030
 8.25% 2004                                                                 870         753      .33
Zilog, Inc. 9.50% 2005                                                   24,650      13,558      .14
Micron Technology, Inc. 6.50% 2005 (1)                                   11,000       9,240      .10
Adaptec, Inc. 4.75% convertible subordinated
 notes 2004                                                              10,000       7,963      .09
Conexant Systems, Inc. 4.00% convertible
 subordinated notes 2007                                                 14,700       7,957      .08

                                                                                     69,398      .74


AIR FREIGHT & COURIERS  -  0.62%
Atlas Air, Inc.: (11)
 Pass-through certificates, Series 2000-1,
 Class B, 9.057% 2017                                                     4,000       4,242
 Pass-through Trusts, Series 1998-1,
 Class A, 7.38% 2019                                                     41,572      40,862
 Series 1999-1, Class A-1, 7.20% 2020                                     2,552       2,410
 Pass-through certificates, Series 2000-1,
 Class A, 8.707% 2021                                                     4,000       4,430      .55
Eletson Holdings Inc. 9.25% 2003                                          6,750       6,548      .07

                                                                                     58,492      .62


DIVERSIFIED FINANCIALS  -  .60%
Associates Corp. of North America:
 5.85% 2001                                                               2,500       2,500
 5.80% 2004                                                              15,000      14,745      .18
Heller Financial, Inc. 6.00% 2004                                        12,500      12,185      .13
CEI Citicorp Holdings SA 11.25% 2007                                 ARP 9,500        9,301      .10
J.P. Morgan & Co. Inc., Series A, 8.08%
 2012 (2)                                                             $ 10,000        8,855      .10
AT&T Capital Corp. 6.60% 2005                                             9,000       8,794      .09

                                                                                     56,380      .60


FOOD PRODUCTS  -  0.45%
Nabisco, Inc.:
7.05% 2007                                                                8,500       8,361
7.55% 2015                                                                9,000       8,722
6.125% 2033 (2)                                                           2,500       2,454
6.375% 2035 (2)                                                          14,900      14,452      .36
Gruma, SA de CV 7.625% 2007                                               8,000       6,180      .07
New World Pasta Co. 9.25% 2009                                            3,400       1,445      .01
Fage Dairy Industry SA 9.00% 2007                                         1,750       1,278      .01

                                                                                     42,892      .45


INDUSTRIAL CONGLOMERATES  -  0.45%
Swire Pacific Capital Ltd. 8.84% cumulative
 guaranteed perpetual capital securities(1)                   1,670,000 shares       37,575
Swire Pacific Offshore Financing Ltd. 9.33%
 cumulative guaranteed perpetual preferred
 capital securities (1)                                                 230,000       5,261      .45

                                                                                     42,836      .45


TEXTILES & APPAREL  -  0.44%
VF Corp. 8.5% 2010 (1)                                                $ 36,000       37,531      .40
Levi Strauss & Co 6.80% 2003                                              4,850       4,098      .04

                                                                                     41,629      .44


AUTO COMPONENTS  -  0.30%
TRW Inc.:
 8.75% 2006                                                              10,000       9,962
 7.125% 2009                                                             10,500       9,376      .20
Delphi Automotive Systems Corp.
 6.50% 2009                                                               5,000       4,618      .05
Cooper Tire & Rubber Co. 7.25% 2002                                       4,000       3,830      .04
Tenneco Automotive Inc. 11.625% 2009                                      2,000         945      .01

                                                                                     28,731      .30


GAS UTILITIES  -  0.26%
NiSource Finance Corp.: (1)
 7.625% 2005                                                                500         515
 7.875% 2010                                                             15,100      15,794      .17
KeySpan Corp. 8.00% 2030                                                  7,500       8,074      .09

                                                                                     24,383      .26



LEISURE EQUIPMENT & PRODUCTS - 0.25%
Hasbro, Inc.:
 7.95% 2003                                                              13,500      11,610
 8.50% 2006                                                              15,315      12,099      .25

                                                                                     23,709      .25


AEROSPACE & DEFENSE  -  0.24%
Earthwatch Inc.:
 0%/12.50% 2005 (1) (6)                                                  17,280      13,036
 Series B, 7.00% convertible preferred
 2009 (4) (5)                                                 1,028,663 shares        2,462
 Series C, 8.50% convertible
 preferred 2099 (4) (5)                                                  88,869           1      .16
Loral Orion Network Systems, Inc.
 11.25% 2007                                                          $ 20,760        7,474      .08

                                                                                     22,973      .24


CHEMICALS  -  0.22%
Equistar Chemicals LP:
 6.50% 2006                                                               7,800       6,910
 8.75% 2009                                                               5,000       4,585      .12
Reliance Industries Ltd.:
 10.50% 2046 (1)                                                            250         223
 10.25% 2097 (1)                                                         10,750       8,928      .10

                                                                                     20,646      .22

BEVERAGES  -  0.20%
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003
 8.75% 2003                                                               7,500       7,434
Delta Beverage Group, Inc. 9.75% 2003                                     6,650       6,592      .15
                                                                          4,750       4,982      .05

                                                                                     19,008      .20

PHARMACEUTICALS  -  0.19%
Lilly Del Mar Inc. 7.95% 2029 (1) (2)                                    18,000      18,021      .19


MACHINERY  -  0.19%
John Deere Capital Corp. 8.625% 2019                                     16,850      17,528      .19


ENERGY EQUIPMENT & SERVICES  -  0.16%
Colonial Pipeline Co. 7.75% 2010 (1)                                     14,650      15,017      .16


CONSTRUCTION & ENGINEERING  -  0.13%
McDermott Inc. 9.375% 2002                                               15,000      12,600      .13


FOOD & DRUG RETAILING  -  0.12%
Friendly Ice Cream Corp. 10.50% 2007                                     10,340       6,101      .06
Fred Meyer, Inc. 7.45% 2008                                               5,500       5,602      .06

                                                                                     11,703      .12


HOUSEHOLD DURABLES  -  0.10%
Salton/Maxim Housewares, Inc. 10.75% 2005                                 8,250       8,003      .08
Boyds Collection, Ltd., Series B,
 9.00% 2008                                                               1,806       1,707      .02

                                                                                      9,710      .10


INTERNET SOFTWARE & SERVICES - 0.10%
GT Group Telecom Inc., units, 0%/13.25%
 2010 (3) (6) (7)                                                        13,864       5,124
Exodus Communications Inc. 11.625% 2010(1)                                5,000       4,575      .10

                                                                                      9,699      .10


SPECIALTY RETAIL  -  0.09%
Sunglass Hut International Ltd. 5.25%
 convertible debentures 2003                                             11,150       8,223      .09


ROAD & RAIL  -  0.06%
Union Pacific Capital Trust 6.25% TIDES
 convertible preferred (1)                                      111,100 shares        5,111      .06


COMPUTERS & PERIPHERALS  -  0.04%
First International Computer Corp. 1.00%                               $ 3,000        3,510      .04
 convertible debentures 2004 (1)

HOUSEHOLD PRODUCTS  -  0.02%
Copamex Industrias, SA de CV, Series B,
 11.375% 2004                                                             1,950       1,916      .02


ELECTRICAL EQUIPMENT  -  0.01%
Actuant Corp. 13.00% 2009                                                 1,100       1,007      .01


MORTGAGE BACKED OBLIGATIONS (11)

PRIVATE ISSUE

COMMERCIAL MORTGAGE BACKED SECURITIES-5.32%
DLJ Commercial Mortgage Corp.:
 Series 1997-CF1, Class A1A, 7.40% 2006(1)                                4,865       5,024
 Series 1998-CF1, Class A-1B, 6.41% 2008                                 10,000      10,062
 Series 1996-CF2, Class A1B, 7.29% 2021 (1)                              11,200      11,640
 Series 1995-CF2, Class A1B, 6.85% 2027 (1)                              35,845      36,563
 Series 1998-CF1, Class A-1A, 6.14% 2031                                 19,089      19,104
 Series 1998-CF2, Class A-1B, 6.24% 2031                                 10,000       9,920      .98
GMAC Commercial Mortgage Securities Inc.:
 Series 1997-C1, Class A1, 6.83% 2003                                     5,432       5,468
 Series 1997-C1, Class A3, 6.869% 2007                                   20,000      20,498
 Series 1997-C2, Class C, 6.50% 2008                                      9,000       8,870
 Series 1997-C1, Class D, 6.997% 2008                                     8,300       8,387
 Series 1997-C2, Class E, 7.624% 2011                                    27,703      25,694
 Series 1997-C2, Class C, 6.91% 2029                                      8,900       8,674      .82
Morgan Stanley Capital I Inc.:
 Series 1998-HF1, Class A-1, 6.19% 2007                                  22,222      22,276
 Series 1998-WF2, Class A-1, 6.34% 2030                                   8,351       8,427
 Series 1998-HF2, Class A-2, 6.48% 2030                                  17,000      17,153
 Series 1999-FNV1, Class A-1, 6.12% 2032                                  8,857       8,853
 Series 1999-FNV1, Class A-2, 6.53% 2031                                 10,000      10,107      .71
Chase Commercial Mortgage
 Securities Corp.:
 Series 1996-1, Class A1, 7.60% 2005                                      2,654       2,743
 Series 1998-1, Class A1, 6.34% 2030                                     13,514      13,610
 Series 1998-2, Class A-2, 6.39% 2030                                     8,000       8,035
 Series 1998-2, Class E, 6.39% 2030                                      10,000       9,271
 Series 1999-1, Class B, 7.619% 2031                                      7,000       7,435
 Series 1999-1, Class C, 7.625% 2031                                      5,000       5,249
 Series 2000-1, Class A-1, 7.656% 2032                                    9,718      10,297      .60
L.A. Arena Funding, LLC, Series 1,
  Class A, 7.656% 2026 (1)                                               35,375      35,745      .38
Merrill Lynch Mortgage Investors, Inc.,
 pass-through certificates: (2)
 Series 1995-C2, Class D, 7.784% 2021                                       382         381
 Series 1995-C3, Class A-1, 6.771% 2025                                      54          54
 Series 1995-C3, Class A-3, 7.071% 2025                                  25,555      26,280
 Series 1996-C2, Class A-1, 6.69% 2028                                    7,433       7,491      .36
GS Mortgage Securities Corp. II,
 pass-through
 certificates, Series 1998-C1: (2)
 Class D, 7.242% 2030                                                     3,750       3,672
 Class E, 7.242% 2030                                                    31,076      29,356      .35
Bear Stearns Commercial Mortgage
   Securities Inc.: Series 1999-WF2,
 Class X, interest only,
 .26% 2019 (2)                                                          310,442       6,144
 Series 1998-C1, Class A-1, 6.34% 2030                                    7,207       7,258
 Series 1999-C1, Class X, interest only,
 1.053% 2031 (2)                                                        169,643      10,680      .25
Prudential Securities
 Secured Financing Corp.,
 Series 1999-NRF1, Class C, 6.746% 2009                                  18,000      17,912      .19
Commercial Mortgage,
 pass-through certificate, Series
 2000-FL3A, Class D, 8.04% 2011 (1)(2)                                   13,776      13,755      .14
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                                    9,011       9,038
 Series 1998-C2, Class A-1, 5.80% 2030                                    3,937       3,902      .14
Starwood Asset Receivables Trust,
 Series 2000-1,
 Class D, 8.09% 2022 (1) (2)                                             10,000      10,023      .11
Nomura Asset Securities Corp.,
  Series 1998-D6, Class A-A1, 6.28% 2030                                  9,292       9,341      .10
Mortgage Capital Funding, Inc.,
  Series 1998-MC1, Class A-1 6.417% 2030                                  6,932       6,989      .07
Asset Securitization Corp.:
 Series 1996-D3, Class A-1B, 7.21% 2026                                   3,000       3,080
 Series 1997-D4, Class A-1A, 7.35% 2029                                     758         769      .04
Government Lease Trust Series 1999-GSA1,
 Class A1, 5.86% 2003 (1)                                                 3,043       3,032      .03
Structured Asset Securities Corp.,
 pass-through certificates,
  Series 1996-CFL, Class D,
 7.034% 2028                                                              2,950       2,957      .03
J.P. Morgan Commercial
 Mortgage Finance Corp.:
 Series 1995-C1, Class A-2, 7.41% 2010 (2)                                1,000       1,018
 Series 1996-C3, Class A-1, 7.33% 2028                                      823         846      .02

                                                                                    503,083     5.32


COLLATERALIZED MORTGAGE OBLIGATIONS-2.05%
CSFB Finance Co. Ltd., Series 1995-A,
 10.00% 2005 (1) (2)                                                     42,400      38,160      .40
Structured Asset Securities Corp.: (1)(2)
 Series 1998-RF1, Class A, 8.665% 2027                                    2,613       2,768
 Series 1998-RF2, Class A, 8.535% 2027                                   26,724      28,202      .33
G E Capital Mortgage Services,
  Series 1994-15, Class A10, 6.00% 2009                                  16,376      15,731      .17
Structured Asset Notes Transaction, Ltd.,
 Series 1996-A, Class A1, 7.156% 2003 (1)                                14,398      14,267      .15
Nykredit 6.00% 2029                                                DKr 104,523       12,631      .13
Ocwen Residential MBS Corp.,
 Series 1998-R1,Class AWAC,
  5.494% 2040 (1) (2)                                                 $ 11,203       10,475      .11
Residential Asset Securitization Trust,
 Series 1997-A3, Class B1, 7.75% 2027                                     9,013       9,108      .10
PNC Mortgage Securities Corp.,
  Series 1998-10,                                                         9,381       8,884      .09
 Class 1-B1, 6.50% 2028 (1)
Norwest Asset Securities Corp.,
  Series 1998-31, Class A-1, 6.25% 2014                                   7,571       7,469      .08
Security National Mortgage Loan Trust,
 Series 2000-1, Class A-2, 8.75% 2024(1)                                  6,800       6,815      .07
First Nationwide, Series 1999-2,
  Class 1PA1, 6.50% 2029                                                  5,212       5,092      .05
GE Capital Mortgage Services, Inc.,
  Series 1994-9, Class A9, 6.50% 2024                                     5,265       5,033      .05
Ryland Acceptance Corp. Four, Series 88,
 Class E, 7.95% 2019                                                      4,424       4,431      .05
 Series 1993-48, Class A-6, 6.25% 2008
 Prudential Home Mortgage                                                 4,466       4,430      .05
 Securities Co., Inc.,
Collateralized Mortgage Obligation Trust,
 Series 63, Class Z, 9.00% 2020                                           3,757       3,875      .04
Residential Funding Mortgage
 Securities I, Inc., Series
 1998-S17, Class M-1, 6.75% 2028                                          3,903       3,774      .04
Travelers Mortgage Securities Corp.,
  Series 1, Class Z2, 12.00% 2014                                         3,230       3,427      .04
Financial Asset Securitization, Inc.,
  Series 1997-NAM1, Class B1, 7.75% 2027                                  2,509       2,543      .03
Nationsbanc Montgomery Funding Corp.,
  Series 1998-5, Class A-1, 6.00% 2013                                    2,387       2,325      .03
Bear Stearns Structured Securities
   Inc., Series 1997-2,                                                   1,711       1,746      .02
 Class AWAC, 5.484% 2036(1)(2)
Chase Manhattan Bank, NA, Series 1993-I,
 Class 2A5, 7.25% 2024                                                    1,346       1,348      .01
GS Mortgage Securities Corp., Series
  1998-2, Class M, 7.75% 2027 (1)                                         1,140       1,180      .01

                                                                                    193,714     2.05


AGENCY PASS-THRU

GOVERNMENT NATIONAL MORTGAGE ASSN.-7.10%
 6.00% 2028-2029                                                      $ 92,420       89,676
 6.50% 2008-2029                                                         32,779      32,441
 7.00% 2008-2031                                                        240,741     241,795
 7.50% 2007-2030                                                         77,791      79,180
 8.00% 2017-2030                                                        165,580     169,924
 8.50% 2020-2029                                                          9,314       9,608
 9.00% 2009-2022                                                          9,712      10,059
 9.50% 2009-2021                                                          7,068       7,330
 10.00% 2017-2022                                                        27,438      29,788
 10.50% 2016-2019                                                           124         138
 12.00% 2015                                                              1,495       1,702     7.10

                                                                                    671,641     7.10

FANNIE MAE  -  2.33%
 6.00% 2029                                                              10,209       9,883
 6.50% 2028-2029                                                         12,675      12,492
 7.00% 2009-2030                                                         51,863      52,087
 7.50% 2009-2029                                                          9,512       9,675
 8.00% 2023-2030                                                         92,930      95,242
 8.255% 2026 (2)                                                          5,404       5,561
 8.261% 2002 (2)                                                          4,096       4,177
 8.50% 2009-2030                                                          3,431       3,528
 9.00% 2018-2025                                                          1,935       2,015
 9.50% 2009-2025                                                          1,808       1,908
 10.00% 2018-2025                                                         5,204       5,649
 10.50% 2012-2019                                                         1,634       1,774
 11.00% 2015-2029                                                         1,783       2,002
 11.25% 2014                                                                 16          17
 11.50% 2014                                                                 76          85
 12.00% 2015-2029                                                         3,557       4,060
 12.50% 2015-2019                                                         3,307       3,803
 13.00% 2015-2028                                                         5,487       6,379
 15.00% 2013                                                                 23          28     2.33

                                                                                    220,365     2.33


FREDDIE MAC PARTICIPATING
 CERTIFICATES  -  0.54%
 6.00% 2029                                                                 922         893
 6.50% 2029                                                              13,678      13,499
 7.00% 2015                                                               7,697       7,779
 8.00% 2003-2026                                                          3,398       3,472
 8.25% 2007                                                               1,008       1,030
 8.50% 2002-2027                                                          9,675       9,995
 8.75% 2008                                                               1,303       1,335
 9.00% 2021                                                                 326         342
 10.00% 2011-2019                                                           120         125
 10.50% 2020                                                              1,370       1,501
 10.75% 2010                                                                 40          42
 11.00% 2018                                                              2,459       2,698
 12.00% 2016-2017                                                          4672        5284
 12.50% 2015-2019                                                          1105        1257
 12.75% 2019                                                                241         275
 13.00% 2014-2015                                                         1,553       1,805
 13.50% 2018                                                                  5           6
 13.75% 2014                                                                  7           8      .54

                                                                                     51,346      .54


AGENCY

COLLATERALIZED MORTGAGE OBLIGATIONS-0.35%
Freddie Mac:
 Series 1849, Class Z, 6.00% 2008                                         6,578       6,405
 Series 41, Class F, 10.00% 2020                                          1,602       1,699
 Series 178, Class Z, 9.25% 2021                                          1,222       1,273
 Series 1657, Class SA,                                                   7,520       5,139
 4.665% 2023 (2) (10)
 Series 1673, Class SA,                                                   7,879       4,705      .20
 3.502% 2024 (2) (10)
Fannie Mae:
 Series 90-93, Class G, 5.50% 2020                                          459         444
 Series 93-247, Class Z, 7.00% 2023                                       4,863       4,911
 Series 1994-4, Class ZA, 6.50% 2024                                      4,306       4,113
 Series 1998-W5, Class B3, 6.50% 2028(1)                                  4,782       4,156      .15

                                                                                     32,845      .35



ASSET BACKED OBLIGATIONS (11)

AIRPLANE ETC  -  4.73%
Continental Airlines, Inc., pass-through
 certificates:
 Series 1998-3, Class C-1, 7.08% 2004                                     2,391       2,400
 Series 1998-3, Class C-2, 7.25% 2005                                    12,000      11,991
 Series C-2, 7.434% 2006                                                  2,000       1,994
 Series 1997-1, Class C, 7.42%  2007 (2)                                  2,219       2,227
 Series 1998-3, Class A-2, 6.32% 2008                                    15,000      14,381
 Series 1999-2, Class A-2, 7.056% 2011                                    2,000       2,012
 Series 2000-2, Class C, 8.312% 2011                                      4,000       4,189
 Series 1996-2, Class B, 8.56% 2014                                       1,811       1,914
 Series 1997-1, Class B, 7.46% 2014                                         942         931
 Series 1999-1, 10.22% 2014                                               5,552       6,117
 Series 1996, Class B, 7.82% 2015                                        11,682      12,170
 Series 1997-1 Class A, 7.461% 2016                                      15,428      15,988
 Series 1996-2, Class D, 11.50% 2016                                      2,995       3,147
 Series 1997-4, Class A, 6.90% 2018                                      28,698      28,581
 Series 2000-2, Class B, 8.307% 2018                                      2,000       2,077
 Series 1998-1, Class A,  6.648% 2019                                    35,049      34,611
 Series 1999-1, Class A, 6.545% 2020                                      5,832       5,609
 Series 1999-1, Class B, 6.795% 2020                                     16,881      16,282
 Series 2000-1, Class A-1, 8.048% 2020                                   11,892      12,789
 Series 2000-1, Class B, 8.388% 2020                                      4,493       4,740     1.95
Airplanes Pass Through Trust,
 pass-through certificates,
  Series 1, Class C, 8.15%  2019                                         57,840      56,634      .60
Pegasus Aviation Lease Securitization,
 Series 2000-1, Class A2, 8.37% 2030(1)                                  51,000      53,953      .57
USAir, Inc.:
 1990 Equipment Trust Certificates:
  Series A, 10.28% 2001                                                     754         750
  Series B, 10.28% 2001                                                     754         750
  Series C, 10.28% 2001                                                     530         527
US Airways 2000, Series 3G, 7.89% 2020                                   33,175      34,601
USAir, Inc., pass-through trust,
  Series 1993-A3, 10.375% 2013                                            2,250       2,003      .41
Jet Equipment Trust: (1)
 Series 1994-A, Class B1,11.79% 2013                                      4,000       4,524
 Series 1995-D, 11.44% 2014                                              10,000      11,173
 Series 1995-B, 10.91% 2014                                               5,000       5,386
 Series 1995-B, Class A, 7.63% 2015                                       3,919       3,992
 Series 1995-B, Class C, 9.71% 2015                                       5,500       5,636
 Series 1995-A, Class C, 10.69% 2015                                      2,750       3,018      .36
Morgan Stanley Air: (2)
 7.25% 2025                                                              14,250      14,276
 7.76% 2025                                                               9,998      10,023      .26
Delta Air Lines, Inc., pass-through
  certificates, Series 1992-A2,                                          11,500      11,836
 9.20% 2014
Delta Air Lines, Inc., 1990 Equipment
 trust certificates: (1)
 Series I, 10.00% 2014                                                    5,000       5,002
 Series J, 10.00% 2014                                                    5,000       5,002
 Series F, 10.79% 2014                                                    1,700       1,943      .25
United Air Lines, Inc.:
 7.73% 2010                                                               4,000       4,183
 Series 1995-A2, 9.56% 2018                                               8,000       8,406      .13
AIR 2 US, Series A, 8.027% 2020 (1)                                      11,620      12,223      .13
American Airlines, Inc., Series 1991-C2,
 9.73% 2014                                                               6,410       7,114      .07

                                                                                    447,105     4.73



CREDIT CARD  -  1.37%
First Consumer Master Trust,
  Series 1999-A, Class A, 5.80% 2005(1)                                  35,000      34,664      .37
Metris Master Trust: (1) (2)
 Series 1998-1A, Class C, 7.536% 2005                                    15,000      14,800
 Series 1997-2, Class C, 7.736% 2006                                     14,400      14,324      .31
H. S. Receivables Corp.: (1)
 Series 1999-1, Class A, 8.13% 2006                                      18,281      18,464
 Series 1999-3, Class A, 9.60% 2006                                       2,000       2,055      .22
Nextel, Series 1 B, 7.548% 2006 (1) (2)                                  14,125      14,067      .15
MBNA Master Credit Card Trust: (1)
 Series 1999-D, Class B, 6.95% 2008                                       4,700       4,713
 Series 1998-E, Class C, 6.60% 2010                                       5,000       4,907      .10
Capital One Secured Note Trust,
  Series 1999-2, 7.31% 2005 (1) (2)                                       6,250       6,251
Capital One Master Trust, Series 1999-1,
 Class C, 6.60% 2007 (1)                                                  2,500       2,498      .09
First USA Credit Card Master
 Trust, Class A Floating
 Rate Asset Backed Certificates,
 Series 1997-4, 7.699% 2010 (1)(2)                                        6,630       6,459      .07
BA Master Credit Card Trust,
  Series 1998-A, Class B,                                                 6,000       5,987      .06
  6.98% 2005(2)

                                                                                    129,189     1.37


ASSET BACKED SECURITIES  -  0.81%
Garanti Trade Payment Rights
 Master Trust,Series 1999-B,
  Class 1, 10.81% 2004 (1)                                               29,918      28,940      .31
NPF XII, Inc.: (1)
 Series 1999-3, Class B, 7.575% 2003 (2)                                  3,000       2,999
 Series 1999-2, Class A, 7.05% 2003                                      15,000      15,075
NPF VI, Inc., Series 1999-1, Class A,
 6.25% 2003 (1)                                                           5,000       4,962      .24
Puerto Rico Public Financing Corp.,
  Series 1, Class A, 6.15% 2008                                          19,970      19,749      .21
Grupo Financiero Banamex Accival,
 SA de CV 0% 2002 (1)                                                     5,533       5,085      .05

                                                                                     76,810      .81



MANUFACTURED HOUSING -  0.63%
Green Tree Financial Corp., pass-through
 certificates:
 Series 1995-A, Class NIM, 7.25% 2005                                     2,315       2,268
 Series 1993-2, Class B, 8.00% 2018                                       2,250       2,146
 Series 1995-3, Class B-2, 8.10% 2025                                     5,000       2,836
 Series 1995-8, Class B2, 7.65% 2026                                      8,197       4,229
 Series 1995-6, Class B2, 8.00% 2026                                      2,450       1,328
 Series 1996-7, Class A6, 7.65% 2027                                      2,096       2,158
 Series 1996-6, Class B2, 8.35% 2027                                     10,309       5,715
 Series 1996-5, Class B-2, 8.45% 2027                                     6,742       3,759
 Series 1997-1, Class A-5, 6.86% 2028                                     1,500       1,512
 Series 1996-10, Class A-6, 7.30% 2028                                    8,495       8,618
 Series 1997-8, Class B-2, 7.75% 2028                                     3,125       1,581
 Series 1998-4, Class B2, 8.11% 2028                                     13,350       7,698
 Series 1997-6, Class A7, 7.14% 2029                                     15,700      15,759      .63

                                                                                     59,607      .63


STRANDED ASSET -  0.50%
PP&L Transition Bond Co. LLC, Series
  1999-1, Class A-7, 7.05% 2009                                          27,500      28,520      .30
Peco Energy Transition Trust, Series
  1999-A, Class A6, 6.05% 2009                                           15,000      14,890      .16
ComEd Transitional Funding Trust,
 Transitional Funding Trust
 Note, Series 1998, Class A-4,
 5.39%, 2005                                                              3,500       3,473      .04

                                                                                     46,883      .50


AUTO LOAN  -  0.36%
MMCA Auto Owner Trust:
 Series 2000-2, Class B Asset
  Backed Notes, 7.42% 2005                                                7,000       7,249
 Series 2000-1, Class B Asset
  Backed Notes, 7.55% 2005                                                7,000       7,192      .15
Drive Auto Receivables Trust,
  Series 2001-1, Class A, 6.672% 2006(1)                                  8,000       8,010      .09
Continental Auto Receivables
 Owner Trust, Series 2000-B,
  Class CTFS, 7.11% 2007 (1)                                              5,261       5,376      .06
FACTA Securitization LLC,
 Series 2000-A: (1)
 Class A, 8.00% 2004                                                      2,019       2,029
 Class B, 8.96% 2004                                                      1,208       1,204      .03
Triad Auto Receivables Owner Trust,
 Series 1999-1, Class A2, 6.09% 2005                                      3,000       3,004      .03

                                                                                     34,064      .36


HOME EQUITY  -  0.25%
Ditech Home Loan Owner Trust,
  Series 1998-1, Class B1, 9.50% 2029                                    10,500       9,942      .10
Residential Funding Mortgage
 Securities II, Series 2000-HI5,
  Class AI4, 6.94% 2014                                                   9,000       9,034      .10
EQCC Home Equity Loan Trust,
 Asset Backed Certificates,
  Series 1999-3, Class A-3F,
 7.067% 2024                                                              5,000       5,071      .05

                                                                                     24,047      .25


HOME IMPROVEMENT  -  0.21%
FIRSTPLUS Home Loan Owner Trust:
 Series 1997-1, Class A-7, 7.16% 2018                                    10,000      10,049
 Series 1997-3, Class B-1, 7.79% 2023                                     4,598       4,323      .15
The Money Store Trust, Series 1996-D,
 Class A-14, 6.985% 2016                                                  4,000       4,035      .05
Green Tree Financial Corp.,
  Series 1997-A, Class HI-M1, 7.47% 2023                                  1,000         999      .01

                                                                                     19,406      .21

FRANCHISE/EQUIPMENT  -  0.11%
Green Tree Recreational, Equipment &
 Consumer Trust:
 Series 1999-A, Class A-6, 6.84% 2010                                     5,000       5,058
 Series 1997-D, Class CTFS, 7.25% 2029                                    8,500       5,244      .11

                                                                                     10,302      .11


GOVERNMENT OBLIGATIONS

U.S. GOVERNMENT

U.S. TREASURY NOTES & BONDS  -  11.17%
13.125% May 2001                                                         11,500      11,796
6.50% May 2002                                                            6,145       6,237
3.625% July 2002 (9)                                                      3,803       3,807
6.375% August 2002                                                        1,140       1,159
11.625% November 2002                                                     8,000       8,889
5.50% February 2003                                                      10,000      10,073
5.75% April 2003                                                         20,000      20,269
10.75% May 2003                                                           7,500       8,405
11.875% November 2003                                                    37,100      43,639
5.25% May 2004                                                           48,180      48,346
5.875% November 2004                                                     19,465      19,973
11.625% November 2004                                                    91,500     111,988
7.50% February 2005                                                      15,000      16,310
5.625% February 2006                                                      5,000       5,116
6.50% October 2006                                                       18,940      20,213
3.375% January 2007 (9)                                                 150,459     147,613
6.25% February 2007                                                      20,000      21,112
5.625% May 2008                                                          20,000      20,525
5.50% May 2009                                                           84,750      86,445
9.125% May 2009                                                          18,000      20,014
6.00% August 2009                                                         4,000       4,221
10.375% November 2009                                                    12,500      14,650
10.00% May 2010                                                          12,500      14,738
10.375% November 2012                                                    24,500      31,498
12.00% August 2013                                                       10,000      14,128
Strip Principal 0% 2015                                                  18,505       8,478
8.875% August 2017                                                      189,500     257,572
8.875% February 2019                                                     16,970      23,321
8.125% May 2021                                                          13,000      16,961
6.125% November 2027                                                      7,000       7,526
5.25% November 2028                                                      32,850      31,444    11.17

                                                                                  1,056,466    11.17


NON-PASS-THRU AGENCY SECURITIES

FEDERAL HOME LOAN BANK BONDS & NOTES-0.37%
5.625% 2001                                                              25,000      24,973
7.013% 2007                                                              10,000       9,947      .37

                                                                                     34,920      .37

FANNIE MAE BONDS & NOTES  -  0.36%
5.75% 2005                                                               10,000      10,009
5.25% 2009                                                               10,215       9,754
Medium Term Note, 6.75% 2028                                             15,000      14,032      .36

                                                                                     33,795      .36


FREDDIE MAC BONDS & NOTES  -  0.12%
5.75% 2010                                                         EURO 12,000       11,574      .12


GOVERNMENTS & GOVERNMENTAL BODIES
 (EXCLUDING U.S.)

NON-U.S. GOVERNMENT OBLIGATIONS - 7.30%
Bundesrepublik:
 6.00% 2007                                                              23,827      23,975
 5.25% 2010                                                              79,000      76,559
Treuhandanstalt 7.125% 2003                                        EURO 22,376       22,085     1.29
Deutschland Republic:
 8.00% 2002                                                        EURO 29,250       28,859
 5.25% 2008                                                              95,000      92,005     1.28
Hellenic Republic:
 8.90% 2004                                                      GRD 4,900,000       15,098
 2.90% 2007                                                      Yen 1,270,000       12,088
 6.95% 2008                                                            $ 4,500        4,666
 8.60% 2008                                                      GRD 7,500,000       24,630
 7.50% 2013                                                             620,000       1,984      .62
Canadian Government:
 9.00% 2004                                                          C$ 10,000        7,517
 4.25% 2026 (9)                                                          61,421      46,690      .57
United Mexican States Government
  Eurobonds, Global:
 9.875% 2010                                                          $ 16,000       17,208
 11.375% 2016                                                            25,765      30,081
 11.50% 2026                                                              2,625       3,196      .53
United Kingdom:
 6.50% 2003                                                       Pound 11,750       18,140
 8.50% 2005                                                              12,000      20,508      .41
Spanish Government 6.00% 2008                                      EURO 36,061       35,689      .38
Japanese Government:
 0.90% 2008                                                      Yen 1,400,000       11,675
 1.50% 2008                                                           2,327,250      20,409      .34
French Treasury Note 4.50% 2003                                    EURO 28,000       26,295      .28
Kingdom of Denmark 6.00% 2009                                      DKr 190,000       25,458      .27
Norwegian Government:
 6.75% 2007                                                         NOK 90,000       10,575
 5.50% 2009                                                             124,500      13,720      .26
Polish Government:
 12.00% 2001                                                        PLZ 10,000        2,343
 12.00% 2002                                                              8,375       1,919
 12.00% 2003                                                             11,000       2,454
 8.50% 2004                                                              15,000       3,042
 8.50% 2005                                                              50,000      10,217      .21
New South Wales Treasury Corp.                                       A$ 26,000       16,378      .17
 8.00% 2008
Italian Government BTPS                                            EURO 16,204       16,088      .17
 Eurobond 6.00% 2007
Argentina (Republic of):
 Series C, 0% 2001                                                     $ 6,250        5,891
 Series E, 0% 2003                                                        5,500       4,153
 11.00% 2005                                                              3,000       2,820
 11.75% 2009                                                                830         774
 11.375% 2017                                                             1,500       1,340      .16
Panama (Republic of):
 10.75% 2020                                                                210         207
 8.875% 2027                                                                250         213
 Interest Reduction Bond 4.50% 2014 (2)                                   7,325       5,796
 Past Due Interest Eurobond                                               1,665       1,266
 7.75% 2016 (2)(5)
 Past Due Interest Eurobond                                                 750         486      .08
 4.50% 2017 (2)
State of Qatar 9.75% 2030 (1)                                             7,500       7,519      .08
Brazil (Federal Republic of):
 Eligible Interest Bond 7.625% 2006 (2)                                   1,148       1,072
 7.688% 2009 (2)                                                            750         656
 Bearer 8.00% 2014 (5)                                                    3,215       2,494
 7.625% 2024 (2)                                                          1,375       1,060
 12.25% 2030                                                                425         394      .06
South Africa (Republic of):
 12.00% 2005                                                         ZAR 5,100          675
 13.00% 2010                                                             35,000       4,701      .06
Bulgaria (Republic of)
 Front Loaded Interest
 Reduction Bond, 3.00% 2012 (2)                                        $ 2,470        1,836      .02
Columbia (Republic of) 7.625% 2007                                        2,200       1,744      .02
New Zealand Government 4.50% 2016 (9)                                NZ$ 3,235        1,456      .02
Venezuela (Republic of)                                                $ 1,167          942      .01
 Eurobond 7.375% 2007(2)
Turkey (Republic of):
 12.375% 2009                                                               500         466
 11.875% 2030                                                               500         443      .01
Philippines (Republic of) 9.875% 2019                                       500         403      .00

                                                                                    690,358     7.30


DEVELOPMENT AUTHORITIES  -  0.47%
The Japan Development Bank 6.50% 2001                            Yen 4,300,000       39,128      .41
International Bank for Reconstruction &
 Development, Series MTN, 0% 2031                                     $ 40,000        5,348      .06

                                                                                     44,476      .47


NON U.S. AGENCY BONDS  -  0.44%
KfW International Finance Inc.                                   Yen 4,750,000       41,739      .44
 1.00% 2004


TAXABLE MUNICIPAL OBLIGATIONS - .06%

California Maritime
 Infrastructure Authority,Taxable Lease
  Revenue Bonds (San Diego Unified
Port District-South
  Bay Plant Acquisition),
 Series 1999, 6.63% 2009 (1)                                              5,340       5,263      .06



EQUITY-RELATED SECURITIES

STOCKS & WARRANTS  -  0.12% (4)
Price Communications Corp.                                              313,053       5,263      .06
VoiceStream Wireless Corp.                                               27,415       2,759      .03
Wilshire Financial                                                    1,601,967       2,002      .02
 Services Group, Inc. (12)
Global TeleSystems Group, Inc.                                          750,000         609      .01
NTL Inc., warrants, expire 2008  (1)(6)                                  26,362         442     -
Viatel, Inc.                                                             32,363         120     -
McCaw International, Ltd. warrants,
   expire 2007(1)(6)                                                     30,500          76     -
Teletrac Holdings, Inc. warrants,
  expire 2004(1)(6)(12)                                                 194,624          19     -
Discovery Zone, Inc.  (8)                                                13,966           2     -
Discovery Zone, Inc., warrants,
  expire 2007 (6) (8)                                                     1,551        -        -
Protection One Alarm Monitoring,
  Inc., warrants, expire 2005 (1)(6)                                     54,400        -        -
Tultex Corp., warrants, expire 2007 (6)                               1,867,700        -        -
V2 Music Holdings PLC, warrants,
 expire 2008 (1)(6)                                                      17,125        -        -

                                                                                     11,292      .12


MISCELLANEOUS  -
Investment securities in initial period
 of acquisition                                                                          52      .00


Total Bonds & Notes & Equity Securities
 (cost: $9,344,741,000)                                                           8,816,535    93.25




                                                                     Principal      Market
SHORT-TERM SECURITIES                                                   Amount       Value
                                                                          (000)       (000)
CORPORATE SHORT-TERM NOTES  -  5.15%
Preferred Receivables Funding Corp.:
 6.58% due 1/10/2001                                                  $ 17,000       16,969
 6.58% due 1/16/2001                                                     23,000      22,933
 6.60% due 1/30/2001                                                     20,000      19,890      .63
SBC Communications Inc.:
 6.53% due 1/16/2001                                                     21,400      21,338
 6.50% due 1/26/2001                                                     11,500      11,446
 6.50% due 2/7/2001                                                      27,100      26,916      .63
Verizon Global Funding Inc.:
 6.54% due 1/4/2001                                                      30,150      30,128
 6.50% due 1/24/2001                                                     24,500      24,394      .58
Alcoa Inc.:
 6.50% due 1/10/2001                                                     24,700      24,655
 6.52% due 1/11/2001                                                     24,500      24,451
 6.55% due 1/18/2001                                                        800         798      .53
Corporate Asset Funding Co. Inc.:
 6.50% due 2/5/2001                                                      15,000      14,902
 6.42% due 2/6/2001                                                      27,000      26,822      .44
Motiva Enterprises LLC:
 6.51% due 1/16/2001                                                      7,800       7,777
 6.50% due 1/26/2001                                                     14,000      13,934
Coca-Cola Co. 6.51% due 1/18/2001                                        20,000      19,935      .44
Gannett Co., Inc.:
 6.55% due 1/8/2001                                                      21,000      20,969
 6.54% due 1/12/2001                                                     19,000      18,958      .42
Ford Motor Credit Co. 6.50%                                              40,000      39,841      .42
 due 1/22/2001
Knight Ridder Inc.:
 6.51% due 1/23/2001                                                      5,000       4,979
 6.44% due 1/25/2001                                                     26,100      25,983      .33
USAA Capital Corp. 6.50% due 1/19/2001                                   27,100      27,006      .29
Equilon Enterprises, LLC:
 6.52% due 1/18/2001                                                     13,400      13,356
 6.41% due 2/21/2001                                                     10,000       9,908      .25
Monsanto Co.:
 6.50% due 2/13/2001                                                      5,700       5,655
 6.32% due 3/16/2001                                                     12,800      12,626      .19

                                                                                    486,569     5.15

FEDERAL AGENCY DISCOUNT NOTES - .85%
Federal Home Loan Banks:
 6.45% due 1/10/2001                                                     17,070      17,039
 6.43% due 1/12/2001                                                      9,600       9,579      .30
Freddie Mac:
 6.45% due 1/9/2001                                                      25,000      24,960
 6.44% due 1/23/2001                                                      3,790       3,774
 6.41% due 1/30/2001                                                      1,900       1,890      .30
Fannie Mae 6.45% due 1/11/2001                                           23,550      23,503      .25

                                                                                     80,745      .85

Total Short-Term Securities
  (cost: $567,315,000)                                                              567,314     6.00

Total Investment Securities
  (cost:$9,912,056,000)                                                           9,383,849    99.25
Excess of cash and receivables
 over payables

NET ASSETS                                                                        9,454,454   100.00




(1)  Purchased in a private
     placement transaction;
     resale may be limited to qualified
     institutional buyers; resale to
     the public may require registration.
(2)  Coupon rate may change
     periodically.
(3)  Step bond; coupon rate will
     increase at a later date.
(4)  Non-income-producing security.
(5)  Payment in kind; the issuer
     has the option of paying
     additional securities in lieu of cash.
(6)  Valued under procedures
     established by the Board of Directors.
(7)  Purchased as a unit; issue
     was separated but
     reattached for reporting purposes.
(8)  Company not making interest
     or dividend payments;
     bankruptcy proceedings pending.
(9)  Index-linked bond whose
     principal amount moves with a
     government retail price index.
(10) Inverse floater, which is a
     floating-rate note
     whose interest rate
     moves in the opposite direction
     of prevailing interest rates.
(11) Pass-through securities
     backed by a pool of
     mortgages or other assets on
     which principal payments are
     periodically made.
     Therefore, the effective maturity is
     shorter than the stated maturity.
(12) The fund owns 8.00% and 5.29%
     of the outstanding
     securities of Wilshire
     Financial Services
     Group, Inc. and Teletrac, Inc.,
     respectively, which
     are investments in affiliates
     as defined in the
     Investment Act of 1940.

See Notes to Financial Statements

The Bond Fund of America
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2000                                       (dollars in  thousands)
Assets:
Investment securities at market
 (cost: $9,912,056)                                                          $9,383,849
Cash                                                                              3,301
Receivables for--
 Sales of investments                                        $   1,593
 Sales of fund's shares                                         31,901
 Forward currency contracts - net                                1,822
 Dividends and accrued interest                                153,108          188,424
                                                                              9,575,574

Liabilities:
Payables for--
 Purchases of investments                                       75,567
 Repurchases of fund's shares                                   31,346
 Forward currency contracts - net                                8,560
 Management services                                             2,660
 Other expenses                                                  2,987          121,120

Net Assets at December 31, 2000                                              $9,454,454
 Total authorized capital stock-
 2,500,000,000 shares
Class A shares, $.001 par value:
 Net assets                                                                  $9,365,944
 Shares outstanding                                                         732,163,360
 Net asset value per share                                                       $12.79
Class B shares, $.001 par value:
 Net assets                                                                     $88,509
 Shares outstanding                                                           6,918,990
 Net asset value per share                                                       $12.79



STATEMENT OF OPERATIONS
for the year ended December 31, 2000                       (dollars in  thousands)
Investment Income:
Income:
 Interest                                                     $728,726
 Dividends                                                      16,630         $745,356

Expenses:
 Management services fee                                        30,566
 Distribution expenses - Class A                                22,929
 Distribution expenses - Class B                                   309
 Transfer agent fee - Class A                                    9,968
 Transfer agent fee - Class B                                       30
 Reports to shareholders                                           469
 Registration statement and prospectus                             433
 Postage, stationery and supplies                                1,221
 Directors' fees                                                    84
 Auditing and legal fees                                            82
 Custodian fee                                                     478
 Taxes other than federal income tax                               123
 Other expenses                                                     12           66,704
 Net investment income                                                          678,652

Realized Loss and Unrealized
 Depreciation on Investments:
Net realized loss                                                              (72,414)
Net change in unrealized depreciation on:
 Investments                                                  (42,019)
 Open forward currency contracts                               (8,327)
  Net change in unrealized depreciation                                        (50,346)
 Net realized loss and change in
  unrealized depreciation
  on investments                                                              (122,760)

Net Increase in Net Assets Resulting
 from Operations                                                               $555,892










STATEMENT OF CHANGES IN NET ASSETS                         (dollars in  thousands)

                                                           Year ended      December 31,
                                                                   2000             1999

Operations:
Net investment income                                       $  678,652      $   667,232
Net realized loss on investments                              (72,414)         (38,387)
Net change in unrealized depreciation
 on investments                                               (50,346)        (411,293)

  Net increase in net assets
   resulting from operations                                   555,892          217,552

Dividends Paid to Shareholders:
Dividends from net investment income:
  Class A                                                    (688,050)        (671,007)
  Class B                                                      (2,035)                -

   Total Dividends                                           (690,085)        (671,007)

Capital Share Transactions:
Proceeds from shares sold                                    2,190,967        2,473,751
Proceeds from shares issued in reinvestment
 of net investment income dividends                            550,406          536,631
Cost of shares repurchased                                 (2,630,060)      (2,620,186)

Net increase in net assets resulting from                      111,313          390,196
  capital share transactions
Total Decrease in Net Assets                                  (22,880)         (63,259)

Net Assets:
Beginning of year                                            9,477,334        9,540,593

End of year (including distributions
 in excess of net investment income and
 undistributed net investment income of:
 $7,328 and $3,354 respectively)                            $9,454,454       $9,477,334



See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, certain transfer agent fees and any other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $4,644,000 for the year ended December 31, 2000.


3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of December 31, 2000, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $528,207,000; $229,123,000 related to appreciated securities and $757,330,000 related to depreciated securities. During the year ended December 31, 2000, the fund realized, on a tax basis, a net capital loss of $42,420,000 on securities transactions. The fund had available at December 31, 2000 a net capital loss carryforward totaling $66,959,000 which may be used to offset capital gains realized during subsequent years through 2008 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized, for tax purposes, capital losses totaling $22,135,000 which were realized during ther period November 1, 1999 through December 31, 1999 and has deferred, for tax purposes, to fiscal year ending December 31, 2001, the recognition of capital losses totaling $51,556,000 which were realized during the period November 1, 2000 through December 31, 2000. Net gains related to non-U.S. currency transactions of $1,392,000 were treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $9,912,056,000 at December 31, 2000.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $30,566,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

[begin chart]

                             NET ASSET LEVEL

RATE                       IN EXCESS OF               UP TO

0.30%                      $0                         60 million

0.21%                      60 million                 1 billion

0.18%                      1 billion                  3 billion

0.16%                      3 billion                  6 billion

0.15%                      6 billion                  10 billion

0.14%                      10 billion

[end chart]

The agreement also provides for fees based on monthly gross investment income at the following rates:

                            MONTHLY GROSS INVESTMENT INCOME
RATE                       IN EXCESS OF               UP TO
2.25%                      $0                         $8,333,333
2.00                       8,333,333

DISTRIBUTION EXPENSES - American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, received $3,608,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the year ended December 31, 2000. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Directors. The plans provide for aggregate annual expense limits of 0.25% of net assets for Class A shares, and 1.00% of net assets for Class B shares.

For Class A shares, approved categories of expense include dealer service fees of up to 0.25% of net assets. Also included are reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the fund's overall 0.25% annual expense limit is not exceeded. For the year ended December 31, 2000, aggregate distribution expenses were $22,929,000, or 0.25% of net assets attributable to Class A shares. As of December 31, 2000, unreimbursed expenses which remain subject to reimbursement totaled $3,561,000.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.25% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the year ended December 31, 2000, aggregate distribution expenses were $309,000, or 1.00% of net assets attributable to Class B shares.

As of December 31, 2000, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were
$1,871,000 and $70,000, respectively.

TRANSFER AGENT FEE - A fee of $9,998,000 was incurred during the year ended December 31, 2000, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of December 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $220,000.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,433,478,000 and $5,280,066,000, respectively, during the year ended December 31, 2000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended December 31, 2000, the custodian fee of $478,000 includes $301,000 that was paid by these credits rather than in cash.

The fund reclassified $751,000 from undistributed net realized gains to undistributed net realized for the year ended December 31, 2000, as a result of permanent differences between book and tax.

As of December 31, 2000, net assets consisted of the following:

BFA
As of December 31, 2000

Capital paid in on shares of beneficial interest                      $10,113,602,000
Undistributed net investment income                                       (7,328,000)
Accumulated net realized gain                                           (119,839,000)
Net unrealized depreciation                                             (531,981,000)
Net Assets                                                             $9,454,454,000

Capital share transactions in the fund were as follows:

Capital share transactions in a fund were as follows:

                                                                      Year ended      December 31, 2000
                                                                     Amount (000)               Shares
Class A Shares:
  Sold                                                                 $2,100,818          164,508,807
  Reinvestment of dividends                                               548,746           43,009,488
  Repurchased                                                          (2,626,235)        (205,443,815)
  Net increase in Class A                                                  23,329            2,074,480
Class B Shares:  *
  Sold                                                                     90,149            7,089,300
  Reinvestment of dividends                                                 1,660              130,466
  Repurchased                                                              (3,825)            (300,776)
  Net increase in Class B                                                  87,984            6,918,990
Total net increase in fund                                             $  111,313            8,993,470

* Class B shares were not offered before March 15, 2000.




                                                                      Year ended      December 31, 1999
                                                                     Amount (000)               Shares
Class A Shares:
  Sold                                                                 $2,473,751      186,154,681
  Reinvestment of dividends                                               536,631       40,561,069
  Repurchased                                                          (2,620,186)    (197,706,146)
  Net increase in Class A                                                 390,196       29,009,604
Class B Shares:  *
  Sold                                                                          -                    -
  Reinvestment of dividends                                                     -                    -
  Repurchased                                                                   -                    -
  Net increase in Class B                                                       -                    -
Total net increase in fund                                             $  390,196           29,009,604

* Class B shares were not offered before March 15, 2000.


At December 31, 2000, the fund had outstanding forward currency contracts to sell non-U.S currency as follows:

                                    Contract  Amount                    U.S.  Valuations
                                 ------------       ---------        --------     -------------
Non-U.S.                                                                             Unrealized
Currency                                                                           Appreciation
Contracts                            Non-U.S.            U.S.          Amount    (Depreciation)
-------------                   -------------        --------    ------------     -------------
Sales:

 Euros
  expiring 1/24 to            euro 57,097,000     $48,973,000     $53,742,000      $(4,769,000)
  3/13/2001
 British Pounds
  expiring 1/26 to
  3/19/01                    pound 16,048,000      23,208,000      24,000,000          (792,000)
 Japanese Yen
  expiring 3/30 to
  9/25/01                   yen 5,792,764,000      52,688,000      51,926,000           762,000
                                                   ----------      ----------       -----------
                                                  124,869,000     129,668,000        (4,799,000)
                                                   ----------      ----------        ----------


PER-SHARE DATA AND RATIOS (1)
                                                                                   Net
                                            Net asset                    gains (losses)
                                                value,         Net        on securities
                                             beginning   investment      (both realized
Year ended                                     of year       income     and unrealized)
Class A:
2000                                              12.98    0.94 (2)          (0.17) (2)
1999                                              13.61         0.93             (0.63)
1998                                                 14         0.94             (0.24)
1997                                              13.75         0.98                0.25
1996                                              13.88         1.02             (0.13)
Class B:
2000                                              12.92   0.619 (2)          (0.08) (2)




PER-SHARE DATA AND RATIOS (1)

                                                          Dividends
                                           Total from    (from net        Distributions
                                            investment   investment       (from capital
Year ended                                  operations      income)              gains)
Class A:
2000                                              $.77        $(.96)                $ -
1999                                              0.30         (.93)                  -
1998                                              0.70         (.95)               (.14)
1997                                              1.23         (.98)                  -
1996                                              0.89        (1.02)                  -
Class B:
2000                                              0.54         (.67)                  -




PER-SHARE DATA AND RATIOS (1)


                                                         Net asset
                                                 Total   value, end              Total
Year ended                               distributions      of year              return
Class A:
2000                                             $(.96)       $12.79               6.19%
1999                                              (.93)        12.98                2.29
1998                                             (1.09)        13.61                5.17
1997                                              (.98)        14.00                9.24
1996                                             (1.02)        13.75                6.71
Class B:
2000                                              (.67)        12.79                4.33


PER-SHARE DATA AND RATIOS (1)

                                                          Ratio of            Ratio of
                                           Net assets,     expenses          net income
                                           end of year   to average          to average
Year ended                               (in millions)   net assets          net assets
Class A:
2000                                            $9,366          .72%               7.35%
1999                                              9,477          .69                6.96
1998                                              9,541          .66                6.94
1997                                              8,176          .68                6.95
1996                                              7,002          .71                7.47
Class B:
2000                                                 88    1.42 (3)            6.65 (3)




PER-SHARE DATA AND RATIOS (1)

                                             Portfolio
                                              turnover
Year ended                                        rate
Class A:
2000                                        62.07% (4)
1999                                              46.71
1998                                              66.25
1997                                              51.96
1996                                              43.43
Class B:
2000                                        62.07% (4)




(1) The year 1996 through 2000 represent, for Class A shares, fiscal years ended December 31. The period ended 2000 represents, for Class B shares, the 291-day period ended December 31, 2000.
    Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate (equivalent for all share classes) for the year ended December 31, 2000.



INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the "fund"), including the investment portfolio, as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through December 31, 2000, for Class B shares. These financial statements and per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through December 31, 2000, for Class B shares, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
February 1, 2001


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 1% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 9% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

Shareholders should refer to their Form 1099-DIV or other tax information which was mailed in January 2001 to determine the amounts to be included on their 2001 tax returns. Shareholders should consult their tax advisers.



                                      PART C
                                OTHER INFORMATION
                         THE BOND FUND OF AMERICA, INC.

ITEM 23. EXHIBITS

(a) Articles Supplementary as filed with the State of Maryland on 1/24/2001
(b) By-laws, as amended 3/21/2000
(c) Form of Share Certificate
(d) Previously filed (see Post-Effective Amendment No. 45 filed 1/5/00)
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Previously filed (see Post-Effective Amendment No. 45 filed 1/5/00)
(h) Form of Administrative Services Agreement
(i) Legal Opinion for Class C and Class F Shares
(j) Consent of Independent Auditors
(k) None
(l) Previously filed (see Post-Effective Amendment No. 41 filed 2/28/97)
(m) Form of Plans of Distribution relating to Class C and Class F Shares
(n) Form of Amended and Restated Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under Investment Advisor/Mutual fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

  Article VI, Section 7 of the Articles of Incorporation of the Fund provides that:

"(7) The Corporation shall provide any indemnification required by the laws of Maryland and shall indemnify directors, officers, agents and employees as follows:

 (a) The Corporation shall indemnify any director or officer of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was such director or officer or an employee or agent of the corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgement, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

 (b) The Corporation shall indemnify any director or officer of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was such director or officer or employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

ITEM 25. INDEMNIFICATION (CONTINUED)

 (c) To the extent that a director or officer of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, such a quorum of disinterested directors so directs, by independent legal counsel (who may be regular counsel for the Corporation) in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the director or officer to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized herein.

 (f) Agents and employees of the Corporation who are not directors or officers of the Corporation may be indemnified under the same standards and procedures set forth above, in the discretion of the Board of Directors.

 (g) Any indemnification pursuant to this paragraph shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

ITEM 25. INDEMNIFICATION (CONTINUED)

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b) (1)                               (2)                            (3)



       Name and Principal          Positions and Offices          Positions and
       Business Address            with Underwriter               Offices with
                                                                  Registrant



       David L. Abzug              Vice President                 None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                Vice President                 None

       1501 N. University,
       Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison           Vice President                 None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard          Vice President                 None



       Steven L. Barnes            Senior Vice President          None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO
       80301-3508



B      Carl R. Bauer               Vice President                 None



       Michelle A. Bergeron        Senior Vice President          None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.         Regional Vice President        None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair             Senior Vice President          None

       148 E. Shore Ave.

       Groton Long Point, CT
       06340



       John A. Blanchard           Vice President                 None

       6421 Aberdeen Road

       Mission Hills, KS
       66208



       Ian B. Bodell               Senior Vice President          None

       P.O. Box 1665

       Brentwood, TN
       37024-1665



       Mick L. Brethower           Senior Vice President          None

       2320 North Austin
       Avenue

       Georgetown, TX 78626



       Alan Brown                  Vice President                 None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns              Vice President                 None



       Brian C. Casey              Vice President                 None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato           Senior Vice President          None

       609 W. Littleton Blvd.
       Suite 310

       Greenwood Village, CO
       80120



       Christopher J. Cassin       Senior Vice President          None

       19 North Grant Street

       Hinsdale, IL  60521

       Denise M. Cassin            Vice President                 None

       1301 Stoney Creek
       Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen         Director                       None



L      Kevin G. Clifford           Director, President and        None
                                   Co-Chief Executive
                                   Officer



       Ruth M. Collier             Senior Vice President          None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh             Assistant Vice President       None



H      Carlo O. Cordasco           Assistant Vice President       None



       Thomas E. Cournoyer         Vice President                 None

       2333 Granada Blvd.

       Coral Gables, FL
       33134



       Douglas A. Critchell        Senior Vice President          None

       3521 Rittenhouse
       Street, N.W.

       Washington, D.C. 20015



L      Carl D. Cutting             Vice President                 None



       William F. Daugherty        Regional Vice President        None

       1216 Highlander Way

       Mechanicsburg, PA
       17055



       Guy E. Decker               Regional Vice President        None

       345 Trowbridge Lane

       Lawrenceville, GA
       300436



       Daniel J. Delianedis        Vice President                 None

       8689 Braxton Drive

       Eden Prairie, MN
       55347



       James A. DePerno, Jr.       Regional Vice President        None

       91 Church Street

       East Aurora, NY 14052



L      Bruce De Priester           Vice President                 None



       Michael A. DiLella          Vice President                 None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill             Senior Vice President          None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge               Senior Vice President          None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran              Director, Executive Vice       None
                                   President

       100 Merrick Road,
       Suite 216W

       Rockville Centre, NY
       11570



L      Michael J. Downer           Secretary                      Vice
                                                                  President



       Michael J. Dullaghan        Regional Vice President        None

       1307 Sage Court

       Chesapeake, VA 23320



       Robert W. Durbin            Vice President                 None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards            Senior Vice President          None



       Timothy L. Ellis            Regional Vice President        None

       1441 Canton Mart Road,
       Suite 9

       Jackson, MS 39211



       John R. Fodor               Senior Vice President          None

       15 Latisquama Road

       Southborough, MA
       01772



       Daniel B. Frick             Regional Vice President        None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner            Senior Vice President          None

       Route 2, Box 3162

       Osage Beach, MO 65065



B      Evelyn K. Glassford         Vice President                 None



       Jeffrey J. Greiner          Vice President                 None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.          Director                       Chairman and
                                                                  Director



B      Mariellen Hamann            Assistant Vice President       None



       Derek S. Hansen             Regional Vice President        None

       13033 Ridgedale Drive,
       PMB 147
       Minnetonka, MN 55305



       David E. Harper             Senior Vice President          None

       150 Old Franklin
       School Road

       Pittstown, NJ 08867



H      Mary Pat Harris             Assistant Vice President       None



       Ronald R. Hulsey            Senior Vice President          None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish             Vice President                 None

       1225 Vista Del Mar
       Drive

       Delray Beach, FL 33483



       Michael J. Johnston         Director                       None

       630 Fifth Avenue,
       36th Floor

       New York, NY  10111



B      Damien M. Jordan            Vice President                 None



       John P. Keating             Regional Vice President        None

       2285 Eagle Harbor
       Parkway

       Orange Park, FL 32073



       Dorothy Klock               Vice President                 None

       555 Madison Avenue,
       29th Floor

       New York, NY 10022



H      Dianne L. Koske             Assistant Vice President



       Andrew R. LeBlanc           Regional Vice President        None

       78 Eton Road

       Garden City, NY 11530



       Arthur J. Levine            Senior Vice President          None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis               Assistant Vice President       None



       T. Blake Liberty            Vice President                 None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                Regional Vice President        None

       5570 Beechwood Terrace

       West Des Moines, IA
       50266



L      Lorin E. Liesy              Vice President                 None



       Louis K. Linquata           Regional Vice President        None

       170 South Battin

       Wichita, KS 67218



LW     Robert W. Lovelace          Director                       None



       Stephen A. Malbasa          Senior Vice President          None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel            Senior Vice President          None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar           Director, Senior Vice          None
                                   President



L      E. Lee McClennahan          Senior Vice President          None



       James R. McCrary            Regional Vice President        None

       963 1st Street, #1

       Hermosa Beach, CA
       90254



S      John V. McLaughlin          Senior Vice President          None



       Terry W. McNabb             Vice President                 None

       2002 Barrett Station
       Road

       St. Louis, MO  63131



       William E. Noe              Vice President                 None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus              Vice President                 None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson               Vice President                 None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson            Regional Vice President        None

       930 S. Cowley Street,
       #305

       Spokane, WA 99202



       Gary A. Peace               Regional Vice President        None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry             Regional Vice President        None

       4730 East Indian
       School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke             Regional Vice President        None

       4016 Saint Lucia
       Street

       Boulder, CO 80301



       Fredric Phillips            Senior Vice President          None

       175 Highland Avenue,
       4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim         Assistant Vice President       None



       Carl S. Platou              Vice President                 None

       7455 80th Place, S.E.

       Mercer Island, WA
       98040



L      John O. Post                Senior Vice President          None



S      Richard P. Prior            Vice President                 None



       Steven J. Reitman           Senior Vice President          None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts            Vice President                 None

       P.O. Box 388

       Glenville, NC  28736



       George S. Ross              Senior Vice President          None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth               Vice President                 None



L      James F. Rothenberg         Director                       None



       Douglas F. Rowe             Vice President                 None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey        Vice President                 None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist            Senior Vice President          None

       1080 Bay Pointe
       Crossing

       Alpharetta, GA  30005



       Richard R. Samson           Senior Vice President          None

       4604 Glencoe Avenue,
       #4

       Marina del Rey, CA
       90292



       Joseph D. Scarpitti         Vice President                 None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield        Regional Vice President        None

       3078 Peachtree Drive,
       NE

       Atlanta, GA 30305



L      R. Michael Shanahan         Director                       None



       Brad W. Short               Regional Vice President        None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short              Chairman of the Board          None
       1000 RIDC Plaza,            and Co-Chief Executive
       Suite 212                   Officer

       Pittsburgh, PA 15238



       William P. Simon            Senior Vice President          None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater             Regional Vice President        None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith             Senior Vice President          None

       100 N. Central
       Expressway, Suite 1214

       Richardson, TX  75080





S      Sherrie L. Snyder-          Assistant Vice President       None

       Senft



       Anthony L. Soave            Regional Vice President        None

       8831 Morning Mist
       Drive

       Clarkston, MI 48348



L      Therese L. Souiller         Assistant Vice President       None



       Nicholas D. Spadaccini      Vice President                 None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo        Assistant Vice President       None



       Daniel S. Spradling         Senior Vice President          None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern               Director                       None



B      Max D. Stites               Vice President                 None



       Thomas A. Stout             Vice President                 None

       1004 Ditchley Road

       Virginia Beach, VA
       23451



       Craig R. Strauser           Vice President                 None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri        Senior Vice President          None

       3021 Kensington Trace

       Tarpon Springs, FL
       34689



L      Drew W. Taylor              Assistant Vice President       None



       Gary J. Thoma               Regional Vice President        None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey             Vice President                 None



I      Christopher E. Trede        Vice President                 None



       George F. Truesdail         Senior Vice President          None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith        Vice President                 None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale              Regional Vice President        None

       39 Old Course Drive

       Newport Beach, CA
       92660



       Thomas E. Warren            Vice President                 None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb               Senior Vice President,         None

                                   Treasurer and Controller



       Gregory J. Weimer           Vice President                 None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss            Director                       None



       George J. Wenzel            Regional Vice President        None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier             Assistant Vice President       None



SF     N. Dexter Williams          Senior Vice President          None



       Timothy J. Wilson           Vice President                 None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly           Vice President                 None



H      Marshall D. Wingo           Director, Senior Vice          None
                                   President



L      Robert L. Winston           Director, Senior Vice          None
                                   President



       William R. Yost             Senior Vice President          None

       9320 Overlook Trail

       Eden Prairie, MN
       55347



       Janet M. Young              Regional Vice President        None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young           Regional Vice President        None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon             Regional Vice President        None

       2887 Player Lane

       Tustin Ranch, CA
       92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 8/th/ day of March, 2001.

THE BOND FUND OF AMERICA, INC.
By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)
Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on March 8, 2001, by the following persons in the capacities indicated.

         SIGNATURE                                TITLE

(1)      Principal Executive Officer:
          /s/ Abner D. Goldstine                  President and Director
            (Abner D. Goldstine)
(2)      Principal Financial Officer and Principal Accounting
         Officer:
          /s/ Anthony W. Hynes, Jr.               Treasurer
            (Anthony W. Hynes, Jr.)
(3)      Directors:
         Richard G. Capen, Jr.*                   Director
         H. Frederick Christie*                   Director
         Don R. Conlan*                           Director
         Diane C. Creel*                          Director
         Martin Fenton*                           Director
         Leonard R. Fuller*                       Director
         /s/ Abner D. Goldstine                   President and Director
            (Abner D. Goldstine)
         /s/ Paul G. Haaga, Jr.                   Chairman and Director
            (Paul G. Haaga, Jr.)
         Richard G. Newman*                       Director
         Frank M. Sanchez*                        Director


*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

        /s/ Michael J. Downer
           (Michael J. Downer)